UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2019

Date of reporting period:	August 31, 2018

Item 1. Schedule of Investments:

Putnam Dynamic Risk Allocation Fund

The fund's portfolio
8/31/18 (Unaudited)

COMMON STOCKS (48.2%)(a)
	Shares	Value

Banking (3.5%)

ABN AMRO Group NV GDR (Netherlands)	5,935	$160,722

Agricultural Bank of China, Ltd. (China)	268,000	129,753

Banco Santander (Brasil) S.A. (Units) (Brazil)	11,000	93,442

Banco Santander Chile ADR (Chile)	1,800	55,080

Bank Negara Indonesia Persero Tbk PT (Indonesia)	9,000	4,766

Bank of China, Ltd. (China)	182,000	81,855

Bank of Communications Co., Ltd. (China)	147,000	106,194

BB&T Corp.	628	32,442

BNP Paribas SA (France)	2,581	151,532

China Construction Bank Corp. (China)	257,000	227,571

Chongqing Rural Commercial Bank Co., Ltd. (China)	64,000	34,492

DNB ASA (Norway)	8,995	183,200

Hang Seng Bank, Ltd. (Hong Kong)	1,600	43,380

HSBC Holdings PLC (United Kingdom)	5,537	48,017

Industrial & Commercial Bank of China, Ltd. (China)	263,000	193,679

Industrial Bank of Korea (South Korea)	4,737	63,407

Itau Unibanco Holding SA (Preference) (Brazil)(NON)	7,300	75,758

Japan Post Bank Co., Ltd. (Japan)	900	10,514

JPMorgan Chase & Co.	11,260	1,290,171

Lloyds Banking Group PLC (United Kingdom)	52,464	40,334

Mizuho Financial Group, Inc. (Japan)	116,300	204,213

PNC Financial Services Group, Inc. (The)	5,196	745,834

Public Bank Bhd (Malaysia)	14,400	88,022

Resona Holdings, Inc. (Japan)	30,700	174,043

Sberbank of Russia PJSC ADR (Russia)	4,602	49,955

Shinhan Financial Group Co., Ltd. (South Korea)	1,046	40,970

Sumitomo Mitsui Financial Group, Inc. (Japan)	5,600	220,805

Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,400	56,209

SunTrust Banks, Inc.	4,283	315,057

Swedbank AB Class A (Sweden)	4,037	93,938

Turkiye Is Bankasi AS Class C (Turkey)	12,804	7,780

U.S. Bancorp	5,403	292,356

United Overseas Bank, Ltd. (Singapore)	5,800	114,348

		5,429,839
Basic materials (1.7%)

Anglo American PLC (United Kingdom)	7,115	142,201

Anhui Conch Cement Co., Ltd. (China)	20,500	124,848

ArcelorMittal SA (France)	5,591	168,344

Arkema SA (France)	900	112,720

Astral Foods, Ltd. (South Africa)	760	13,388

BASF SE (Germany)	2,063	190,828

BHP Billiton, Ltd. (Australia)	9,903	236,431

BlueScope Steel, Ltd. (Australia)	3,569	44,413

Boliden AB (Sweden)	1,034	27,068

CIMIC Group, Ltd. (Australia)	1,080	38,262

Covestro AG (Germany)	1,890	160,982

Evonik Industries AG (Germany)	2,826	105,330

Evraz PLC (Russia)	16,434	105,997

Formosa Chemicals & Fibre Corp. (Taiwan)	36,000	144,164

Formosa Plastics Corp. (Taiwan)	16,000	58,603

Freeport-McMoRan, Inc. (Indonesia)	2,000	28,100

Kumba Iron Ore, Ltd. (South Africa)	2,221	40,066

Lotte Chemical Corp. (South Korea)	353	100,209

Mitsubishi Chemical Holdings Corp. (Japan)	9,900	88,744

Mitsubishi Gas Chemical Co., Inc. (Japan)	1,900	39,536

PTT Global Chemical PCL (Thailand)	50,900	127,133

Rio Tinto PLC (United Kingdom)	2,995	142,074

Sherwin-Williams Co. (The)	626	285,193

Sinopec Shanghai Petrochemical Co., Ltd. (China)	90,000	52,862

Taisei Corp. (Japan)	1,600	71,569

		2,649,065
Capital goods (3.4%)

ACS Actividades de Construccion y Servicios SA (Spain)	3,731	155,388

Avery Dennison Corp.	2,028	213,305

Berry Plastics Group, Inc.(NON)	1,890	90,210

BWX Technologies, Inc.	1,905	116,815

China Railway Group, Ltd. (China)	92,000	79,473

Crown Holdings, Inc.(NON)	7,347	314,525

Faurecia SA (France)	2,412	147,770

General Dynamics Corp.	2,131	412,135

Hitachi, Ltd. (Japan)	28,000	182,828

Honeywell International, Inc.	4,258	677,277

Huntington Ingalls Industries, Inc.	313	76,519

JTEKT Corp (Japan)	2,600	36,434

L3 Technologies, Inc.	1,534	327,846

Northrop Grumman Corp.	2,413	720,256

Raytheon Co.	3,939	785,594

Sandvik AB (Sweden)	10,704	187,332

SKF AB Class B (Sweden)	4,196	80,638

Tervita Corp. (Canada)(NON)	63	434

United Tractors Tbk PT (Indonesia)	6,800	15,881

Vinci SA (France)	1,873	179,492

Waste Management, Inc.	4,153	377,508

Weichai Power Co., Ltd. Class H (China)	50,000	53,002

		5,230,662
Communication services (1.5%)

Advanced Info Service PCL (Thailand)	4,100	25,304

ARRIS International PLC(NON)	1,328	34,408

AT&T, Inc.	12,294	392,670

BT Group PLC (United Kingdom)	5,863	16,521

China Mobile, Ltd. (China)	3,000	28,208

Equinix, Inc.(R)	291	126,914

KDDI Corp. (Japan)	8,000	211,754

LG Uplus Corp. (South Korea)	6,829	96,317

Nippon Telegraph & Telephone Corp. (Japan)	4,100	182,657

NTT DoCoMo, Inc. (Japan)	4,000	103,861

SK Telecom Co., Ltd. (South Korea)	573	135,123

Swisscom AG (Switzerland)	319	142,476

Telkom SA SOC, Ltd. (South Africa)	5,855	20,037

Telstra Corp., Ltd. (Australia)	15,585	34,733

TIM Participacoes SA (Brazil)	34,200	103,194

Verizon Communications, Inc.	8,767	476,662

Zayo Group Holdings, Inc.(NON)	4,169	144,498

		2,275,337
Conglomerates (0.7%)

Danaher Corp.	7,790	806,577

Marubeni Corp. (Japan)	18,200	149,322

Mitsui & Co., Ltd. (Japan)	9,300	155,056

		1,110,955
Consumer cyclicals (5.6%)

ABC-Mart, Inc. (Japan)	900	49,086

Amazon.com, Inc.(NON)	153	307,945

Aramark	1,320	54,226

Berkeley Group Holdings PLC (The) (United Kingdom)	2,665	125,867

Booking Holdings, Inc.(NON)	110	214,671

Caesars Entertainment Corp.(NON)	1,093	11,149

Crown, Ltd. (Australia)	3,613	36,883

Dai Nippon Printing Co., Ltd. (Japan)	2,000	44,874

Dongfeng Motor Group Co., Ltd. (China)	62,000	69,277

Ecolab, Inc.	1,119	168,387

Fiat Chrysler Automobiles NV (Italy)(NON)	9,108	153,930

Ford Motor Co.	15,899	150,723

Ford Otomotiv Sanayi AS (Turkey)	2,216	22,595

Galaxy Entertainment Group, Ltd. (Hong Kong)	23,000	170,256

Geely Automobile Holdings, Ltd. (China)	24,000	51,004

Guangzhou Automobile Group Co., Ltd. Class H (China)	22,000	23,882

Haier Electronics Group Co., Ltd. (China)	7,000	18,239

Harvey Norman Holdings, Ltd. (Australia)(S)	11,318	29,291

Hermes International (France)	294	191,174

Home Depot, Inc. (The)	656	131,705

Host Hotels & Resorts, Inc.(R)	8,546	183,995

Hyatt Hotels Corp. Class A	2,011	155,571

Imperial Holdings, Ltd. (South Africa)	4,852	68,077

Industrivarden AB Class A (Sweden)	2,194	48,174

Iron Mountain, Inc.(R)	3,418	123,390

Itausa - Investimentos Itau SA (Preference) (Brazil)	2,200	5,180

John Wiley & Sons, Inc. Class A	658	42,474

Kering SA (France)	103	55,953

Kimberly-Clark Corp.	5,207	601,617

Lowe's Cos., Inc.	7,116	773,865

Marriott International, Inc./MD Class A	286	36,170

Michael Kors Holdings, Ltd.(NON)	2,761	200,504

Moncler SpA (Italy)	2,276	102,927

Mr Price Group, Ltd. (South Africa)	4,612	70,723

Naspers, Ltd. Class N (South Africa)	174	38,669

News Corp. Class A	6,369	83,243

Next PLC (United Kingdom)	259	18,468

Peugeot SA (France)	6,429	176,860

Pou Chen Corp. (Taiwan)	7,000	7,714

President Chain Store Corp. (Taiwan)	4,000	43,627

ProSiebenSat.1 Media SE (Germany)	3,933	103,585

PVH Corp.	1,796	257,115

Qualicorp SA (Brazil)	14,500	56,105

Randstad Holding NV (Netherlands)	838	52,487

Ross Stores, Inc.	4,588	439,439

RTL Group SA (Belgium)	611	45,816

Scotts Miracle-Gro Co. (The) Class A	723	54,023

Smiles Fidelidade SA (Brazil)	5,000	63,723

Sony Corp. (Japan)	1,400	79,986

Suzuki Motor Corp. (Japan)	200	13,014

Taylor Wimpey PLC (United Kingdom)	68,385	148,369

TJX Cos., Inc. (The)	7,894	868,103

Toppan Printing Co., Ltd. (Japan)	7,000	54,622

Toyota Motor Corp. (Japan)	3,500	218,297

TUI AG (Germany)	6,049	111,516

Volvo AB (Sweden)	10,543	181,574

Wal-Mart de Mexico SAB de CV (Mexico)	45,900	127,091

Walt Disney Co. (The)	4,598	515,068

Worldpay, Inc. Class A(NON)	3,562	346,903

Zhongsheng Group Holdings, Ltd. (China)	14,500	31,813

		8,631,014
Consumer finance (0.5%)

American Express Co.	7,966	844,237

		844,237
Consumer staples (3.8%)

Altria Group, Inc.	3,183	186,269

Asahi Group Holdings, Ltd. (Japan)	400	18,069

Ashtead Group PLC (United Kingdom)	2,441	74,749

Associated British Foods PLC (United Kingdom)	3,050	90,511

Bright Horizons Family Solutions, Inc.(NON)	225	26,872

Coca-Cola Amatil, Ltd. (Australia)	9,552	64,481

Constellation Brands, Inc. Class A	3,376	702,883

Gruma SAB de CV Class B (Mexico)	824	10,425

Hershey Co. (The)	2,671	268,489

Imperial Brands PLC (United Kingdom)	4,436	157,809

Indofood Sukses Makmur Tbk PT (Indonesia)	55,400	23,977

Ingredion, Inc.	953	96,320

ITOCHU Corp. (Japan)	9,200	160,923

J Sainsbury PLC (United Kingdom)	39,494	165,997

Kao Corp. (Japan)	1,000	77,626

Kirin Holdings Co., Ltd. (Japan)	3,200	79,129

Koninklijke Ahold Delhaize NV (Netherlands)	7,912	192,494

L'Oreal SA (France)	138	33,110

LG Corp. (South Korea)	411	26,399

Liberty Expedia Holdings, Inc. Class A(NON)	790	36,459

Marine Harvest ASA (Norway)	3,256	70,333

McDonald's Corp.	5,213	845,705

Monster Beverage Corp.(NON)	5,541	337,391

Nestle SA (Switzerland)	1,507	126,530

PepsiCo, Inc.	469	52,533

Pinnacle Foods, Inc.	3,350	222,507

Pola Orbis Holdings, Inc. (Japan)	1,600	56,449

Procter & Gamble Co. (The)	3,672	304,592

Sao Martinho SA (Brazil)	3,600	16,749

Swedish Match AB (Sweden)	2,441	130,496

Sysco Corp.	6,468	483,936

Tesco PLC (United Kingdom)	17,916	57,255

Turkiye Sise ve Cam Fabrikalari AS (Turkey)	14,566	13,665

Uni-President Enterprises Corp. (Taiwan)	52,000	131,376

US Foods Holding Corp.(NON)	6,972	227,217

Want Want China Holdings, Ltd. (China)	81,000	66,152

WH Group, Ltd. (Hong Kong)	150,000	113,139

WM Morrison Supermarkets PLC (United Kingdom)	6,179	21,088

Woolworths Group, Ltd. (Australia)	6,727	136,860

		5,906,964
Energy (2.6%)

China Petroleum & Chemical Corp. (Sinopec) (China)	162,000	162,851

Equinor ASA (Norway)	7,251	185,984

Exxon Mobil Corp.	8,745	701,087

Halcon Resources Corp.(NON)	3,109	14,239

Jastrzebska Spolka Weglowa SA (Poland)(NON)	1,056	21,936

Marathon Petroleum Corp.	6,625	545,171

Nine Point Energy(F)	540	7,798

Occidental Petroleum Corp.	9,689	773,860

OMV AG (Austria)	670	35,487

Phillips 66	2,000	237,020

PTT PCL (Foreign depositary shares) (Thailand)	91,700	146,389

Repsol SA (Spain)	9,829	188,990

Royal Dutch Shell PLC Class B (United Kingdom)	8,820	290,498

SandRidge Energy, Inc.(NON)	1,296	20,555

Thai Oil PCL (Thailand)	9,700	24,969

TOTAL SA (France)	5,252	328,405

Valero Energy Corp.	3,337	393,366

		4,078,605
Financial (0.8%)

3i Group PLC (United Kingdom)	9,751	113,320

Broadridge Financial Solutions, Inc.	781	105,544

CME Group, Inc.	2,054	358,895

CoreLogic, Inc.(NON)	1,959	99,596

Hana Financial Group, Inc. (South Korea)	2,001	76,758

Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	1,200	34,156

Intercontinental Exchange, Inc.	822	62,661

KB Financial Group, Inc. (South Korea)	1,396	64,837

Macquarie Group, Ltd. (Australia)	1,698	157,958

ORIX Corp. (Japan)	10,800	173,698

Yuanta Financial Holding Co., Ltd. (Taiwan)	124,000	62,777

		1,310,200
Health care (5.2%)

AbbVie, Inc.	1,908	183,130

Akorn, Inc.(NON)	4,400	69,036

Alfresa Holdings Corp. (Japan)	600	15,050

Allergan PLC	430	82,435

Amgen, Inc.	1,303	260,352

Anthem, Inc.	607	160,691

Astellas Pharma, Inc. (Japan)	12,300	208,339

Baxter International, Inc.	7,783	578,822

Biogen, Inc.(NON)	161	56,912

Boston Scientific Corp.(NON)	2,485	88,367

Bristol-Myers Squibb Co.	2,002	121,221

Celgene Corp.(NON)	1,673	158,015

Charles River Laboratories International, Inc.(NON)	581	71,759

China Shineway Pharmaceutical Group, Ltd. (China)	16,000	22,587

Eli Lilly & Co.	1,731	182,880

Fresenius Medical Care AG & Co., KGaA (Germany)	1,907	193,154

Gilead Sciences, Inc.	1,906	144,341

GlaxoSmithKline PLC (United Kingdom)	12,146	245,711

Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (China)	6,000	22,093

Humana, Inc.	2,648	882,472

Hypermarcas SA (Brazil)	13,000	87,452

Intuitive Surgical, Inc.(NON)	94	52,640

Ipsen SA (France)	318	56,531

Johnson & Johnson	4,383	590,346

Medipal Holdings Corp. (Japan)	2,000	40,338

Merck & Co., Inc.	5,570	382,046

Mettler-Toledo International, Inc.(NON)	52	30,392

Novartis AG (Switzerland)	4,452	369,205

Omega Healthcare Investors, Inc.(R)	3,482	115,080

PerkinElmer, Inc.	817	75,515

Pfizer, Inc.	18,291	759,442

Recordati SpA (Italy)	1,443	50,534

Roche Holding AG (Switzerland)	1,445	358,995

Shionogi & Co., Ltd. (Japan)	2,700	156,882

St Shine Optical Co., Ltd. (Taiwan)	2,000	43,562

Taisho Pharmaceutical Holdings Co., Ltd. (Japan)	200	21,672

Thermo Fisher Scientific, Inc.	307	73,404

UCB SA (Belgium)	1,366	124,881

UnitedHealth Group, Inc.	1,388	372,622

Ventas, Inc.(R)	985	58,972

Vertex Pharmaceuticals, Inc.(NON)	472	87,037

Zoetis, Inc.	3,894	352,796

		8,007,711
Insurance (1.7%)

Aegon NV (Netherlands)	2,729	16,364

Ageas (Belgium)	3,300	170,763

Allianz SE (Germany)	1,213	258,563

Allstate Corp. (The)	5,209	523,869

AXA SA (France)	6,970	175,926

Berkshire Hathaway, Inc. Class B(NON)	102	21,289

Fosun International, Ltd. (China)	55,000	99,506

IRB Brasil Resseguros SA (Brazil)	4,800	70,048

Legal & General Group PLC (United Kingdom)	54,969	181,226

Loews Corp.	6,071	305,432

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	860	185,474

Old Republic International Corp.	7,519	166,771

Reinsurance Group of America, Inc.	842	120,280

Travelers Cos., Inc. (The)	2,366	311,366

		2,606,877
Investment banking/Brokerage (0.1%)

Daiwa Securities Group, Inc. (Japan)	4,000	23,991

Korea Investment Holdings Co., Ltd. (South Korea)	952	60,978

Partners Group Holding AG (Switzerland)	105	82,440

		167,409
Real estate (5.3%)

Agile Group Holdings, Ltd. (China)	42,000	68,602

AGNC Investment Corp.(R)	13,479	256,371

Agree Realty Corp.(R)	975	55,643

Alexandria Real Estate Equities, Inc.(R)	1,009	129,505

American Homes 4 Rent(R)	4,124	95,677

Annaly Capital Management, Inc.(R)	24,304	258,108

Apple Hospitality REIT, Inc.(R)	3,309	58,404

AvalonBay Communities, Inc.(R)	1,229	225,263

Boston Properties, Inc.(R)	1,530	199,589

Brandywine Realty Trust(R)	4,306	72,169

Camden Property Trust(R)	2,114	200,956

Cheung Kong Property Holdings, Ltd. (Hong Kong)	25,000	178,213

Chimera Investment Corp.(R)	6,070	113,084

CoreSite Realty Corp.(R)	524	61,030

Corporate Office Properties Trust(R)	2,367	72,856

Country Garden Holdings co., Ltd. (China)	71,000	105,658

Digital Realty Trust, Inc.(R)	559	69,473

Douglas Emmett, Inc.(R)	2,849	111,282

Duke Realty Corp.(R)	6,390	182,051

Empire State Realty Trust, Inc. Class A(R)	1,797	31,609

EPR Properties(R)	3,625	254,403

Equity Commonwealth(NON)(R)	1,566	50,206

Equity Lifestyle Properties, Inc.(R)	1,356	131,369

Equity Residential Trust(R)	8,512	576,688

Essex Property Trust, Inc.(R)	680	167,470

Extra Space Storage, Inc.(R)	1,713	157,956

Four Corners Property Trust, Inc.(R)	1,129	30,415

Gaming and Leisure Properties, Inc.(R)	3,995	142,981

Getty Realty Corp.(R)	1,409	41,016

Guangzhou R&F Properties Co., Ltd. (China)	34,800	70,232

HCP, Inc.(R)	2,492	67,359

Highwoods Properties, Inc.(R)	1,759	87,493

Hudson Pacific Properties, Inc.(R)	2,121	71,775

iStar, Inc.(R)	6,691	74,872

JBG SMITH Properties(R)	565	21,165

Kerry Properties, Ltd. (Hong Kong)	8,000	30,323

Liberty Property Trust(R)	4,571	199,981

Macerich Co. (The)(R)	1,227	72,074

Medical Properties Trust, Inc.(R)	7,941	119,512

MFA Financial, Inc.(R)	7,759	59,434

Monmouth Real Estate Investment Corp.(R)	830	14,434

National Health Investors, Inc.(R)	1,161	92,009

National Retail Properties, Inc.	2,651	122,185

New Residential Investment Corp.(R)	11,203	208,040

Nomura Real Estate Holdings, Inc. (Japan)	1,600	34,690

Park Hotels & Resorts, Inc.(R)	4,961	165,945

Persimmon PLC (United Kingdom)	5,485	173,011

Piedmont Office Realty Trust, Inc. Class A(R)	3,196	63,409

Prologis, Inc.(R)	4,296	288,605

PS Business Parks, Inc.(R)	401	52,302

Public Storage(R)	1,280	272,102

Realty Income Corp.(R)	335	19,621

Saul Centers, Inc.(R)	190	11,400

Select Income REIT(R)	1,202	24,701

Simon Property Group, Inc.(R)	2,306	422,067

SL Green Realty Corp.(R)	1,375	143,550

Spirit MTA REIT(NON)(R)	1,176	12,607

Spirit Realty Capital, Inc.(R)	11,760	98,431

Starwood Property Trust, Inc.(R)	6,377	140,485

Sun Hung Kai Properties, Ltd. (Hong Kong)	4,000	59,373

Sunstone Hotel Investors, Inc.(R)	6,129	102,845

Tier REIT, Inc.(R)	1,076	25,652

Two Harbors Investment Corp.(R)	5,964	93,158

UDR, Inc.(R)	3,968	158,601

Washington Prime Group, Inc.(R)	10,104	78,205

Welltower, Inc.(R)	3,186	212,538

WP Carey, Inc.(R)	1,533	102,067

		8,164,300
Technology (9.0%)

Alibaba Group Holding, Ltd. ADR (China)(NON)	1,098	192,161

Alphabet, Inc. Class A(NON)	961	1,183,760

Amadeus IT Holding SA Class A (Spain)	2,355	218,467

Amdocs, Ltd.	1,574	102,751

Apple, Inc.	4,956	1,128,134

Applied Materials, Inc.	7,550	324,801

Avaya Holdings Corp.(NON)	1,791	41,838

Capgemini SE (France)	909	116,855

CDK Global, Inc.	2,876	179,232

Cisco Systems, Inc.	599	28,614

Cognizant Technology Solutions Corp. Class A	9,558	749,634

Corning, Inc.	2,665	89,304

Dell Technologies, Inc. Class V(NON)	2,206	212,151

eBay, Inc.(NON)	19,017	658,178

F5 Networks, Inc.(NON)	2,804	530,292

Facebook, Inc. Class A(NON)	2,547	447,584

Fidelity National Information Services, Inc.	4,538	490,875

Fiserv, Inc.(NON)	4,534	363,037

Fujitsu, Ltd. (Japan)	1,000	7,318

Genpact, Ltd.	2,463	75,466

Gigabyte Technology Co., Ltd. (Taiwan)	28,000	47,768

Harris Corp.	2,422	393,599

Hoya Corp. (Japan)	3,100	181,268

HP, Inc.	20,201	497,955

Intuit, Inc.	4,500	987,615

Keyence Corp. (Japan)	100	56,602

LG Electronics, Inc. (South Korea)	424	29,253

Maxim Integrated Products, Inc.	4,547	274,957

Microsoft Corp.	5,221	586,475

NetApp, Inc.	6,260	543,431

Nexon Co., Ltd. (Japan)(NON)	1,800	22,583

NTT Data Corp. (Japan)	8,400	107,958

Otsuka Corp. (Japan)	2,000	72,451

Radiant Opto-Electronics Corp. (Taiwan)	18,000	39,557

Red Hat, Inc.(NON)	2,763	408,178

Samsung Electronics Co., Ltd. (South Korea)	10,896	474,250

SK Hynix, Inc. (South Korea)	2,485	185,289

Synnex Technology International Corp. (Taiwan)	26,000	34,791

Synopsys, Inc.(NON)	2,606	266,177

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	4,060	177,016

TDK Corp. (Japan)	500	56,206

Tencent Holdings, Ltd. (China)	5,900	255,582

Texas Instruments, Inc.	7,472	839,853

Tianneng Power International, Ltd. (China)	26,000	32,298

Tripod Technology Corp. (Taiwan)	13,000	40,039

YY, Inc. ADR (China)(NON)	1,124	85,907

		13,837,510
Transportation (1.0%)

Aena SME SA (Spain)	458	81,073

AirAsia Bhd (Malaysia)	57,600	48,216

ANA Holdings, Inc. (Japan)	1,900	65,819

Central Japan Railway Co. (Japan)	900	180,753

Deutsche Lufthansa AG (Germany)	363	9,476

easyJet PLC (United Kingdom)	1,048	20,720

International Consolidated Airlines Group SA (Spain)	19,287	173,278

Japan Airlines Co., Ltd. (Japan)	1,900	68,486

Kansas City Southern	2,415	280,043

Norfolk Southern Corp.	3,390	589,318

Singapore Airlines, Ltd. (Singapore)	4,100	29,274

		1,546,456
Utilities and power (1.8%)

American Electric Power Co., Inc.	9,359	671,321

Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	10,755	64,428

CLP Holdings, Ltd. (Hong Kong)	8,500	99,904

Duke Energy Corp.	6,283	510,431

Endesa SA (Spain)	2,498	55,932

Enel SpA (Italy)	35,361	174,853

ENGIE SA (France)	3,645	53,437

Eni SpA (Italy)	11,517	213,626

Exelon Corp.	7,860	343,561

Inter RAO UES PJSC (Russia)	613,517	36,799

Kinder Morgan, Inc.	21,494	380,444

Manila Electric Co. (Philippines)	1,230	8,590

Tenaga Nasional Bhd (Malaysia)	37,600	143,465

		2,756,791

Total common stocks (cost $62,897,722)		$74,553,932

CORPORATE BONDS AND NOTES (23.0%)(a)
	Principal amount	Value

Basic materials (1.9%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23	$20,000	$21,058

Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23	35,000	37,450

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21	20,000	20,300

American Woodmark Corp. 144A company guaranty sr. unsec. notes 4.875%, 3/15/26	35,000	33,600

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)	15,000	16,331

ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)	50,000	58,228

Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25	40,000	36,900

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23	40,000	41,100

Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25	65,000	68,089

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24	75,000	72,938

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24	70,000	71,750

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24	70,000	67,988

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24	15,000	14,906

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25	130,000	126,750

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	47,000	48,242

CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	45,000	39,510

CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	85,000	84,905

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27	35,000	34,388

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25	35,000	37,363

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23	5,000	5,238

Cleveland-Cliffs, Inc. company guaranty sr. unsec. notes 5.75%, 3/1/25	10,000	9,821

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24	80,000	74,600

Cornerstone Chemical Co. 144A company guaranty sr. notes 6.75%, 8/15/24	40,000	39,800

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21	30,000	30,450

Crown Americas, LLC/Crown Americas Capital Corp. VI 144A company guaranty sr. unsec. notes 4.75%, 2/1/26	20,000	19,200

Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24	52,000	51,021

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25	30,000	28,875

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)	55,000	58,713

Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)	20,000	17,842

GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26	80,000	78,400

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	44,000	44,289

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	71,000	68,615

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)	35,000	35,569

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20	50,000	51,150

Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26	60,000	56,250

International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27	20,000	18,523

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22	20,000	22,050

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25	25,000	25,781

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24	65,000	64,513

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)	9,000	9,405

Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)	30,000	30,750

Mercer International, Inc. 144A sr. unsec. notes 5.50%, 1/15/26 (Canada)	20,000	19,500

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)	15,000	13,238

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)	15,000	12,825

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)	26,000	24,700

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26	115,000	111,987

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24	5,000	5,088

Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	10,000	10,476

Pisces Midco, Inc. 144A sr. notes 8.00%, 4/15/26	40,000	40,800

Platform Specialty Products Corp. 144A sr. unsec. notes 6.50%, 2/1/22	15,000	15,338

PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25	50,000	49,313

Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	22,000	20,972

Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	15,000	14,603

Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)	40,000	47,250

Springleaf Finance Corp. 144A sr. unsec. notes 7.875%, 7/15/26	30,000	30,038

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26	30,000	29,850

Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25	15,000	14,288

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24	30,000	30,750

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23	5,000	5,077

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)	20,000	19,698

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)	10,000	10,950

TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25	55,000	55,413

TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26	45,000	44,550

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)	45,000	43,988

Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)	15,000	14,438

Tronox, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/15/26	35,000	34,300

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24	75,000	75,656

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23	30,000	30,938

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27	45,000	45,549

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25	35,000	35,788

Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47	49,000	44,853

Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26	90,000	85,128

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	45,000	59,030

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	22,000	28,794

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24	35,000	36,980

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23	30,000	32,588

		2,967,385
Capital goods (1.1%)

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	55,000	51,700

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19	5,000	5,250

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)	35,000	36,017

Berry Global, Inc. company guaranty notes 5.50%, 5/15/22	20,000	20,375

Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23	50,000	49,750

Berry Global, Inc. 144A notes 4.50%, 2/15/26	15,000	14,063

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)	15,000	16,538

Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)	80,000	83,900

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20	55,000	58,460

Cortes NP Acquisition Corp. 144A sr. unsec. notes 9.25%, 10/15/24	35,000	35,963

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26	35,000	38,150

FXI Holdings, Inc. 144A sr. notes 7.875%, 11/1/24	10,000	9,638

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22	62,000	62,620

GFL Environmental, Inc. 144A sr. unsec. notes 5.375%, 3/1/23 (Canada)	20,000	18,900

Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22	70,000	71,925

Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47	60,000	58,311

Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)	65,000	62,400

Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	35,000	33,429

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	26,000	25,485

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26	7,000	6,810

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23	35,000	34,388

Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	45,000	42,683

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25	65,000	67,113

Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	65,000	65,218

Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27	30,000	30,675

RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25	35,000	33,688

Republic Services, Inc. sr. unsec. notes 3.95%, 5/15/28	35,000	35,179

Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25	35,000	35,266

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24	15,000	14,044

Titan Acquisition, Ltd./Titan Co-Borrower, LLC. 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)	50,000	42,923

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25	20,000	20,350

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26	85,000	85,903

Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25	40,000	37,800

United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20	217,000	212,447

Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22	15,000	15,263

Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25	55,000	52,250

Waste Management, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 6/30/20	24,000	24,767

Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25	65,000	62,725

		1,672,366
Communication services (1.9%)

American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)	26,000	23,784

American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)	64,000	60,403

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	50,000	45,209

AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25	51,000	48,489

AT&T, Inc. 144A sr. unsec. notes 4.10%, 2/15/28	75,000	72,594

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26	35,000	34,563

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24	90,000	91,688

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26	80,000	80,000

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23	25,000	25,000

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23	30,000	31,275

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20	15,000	15,319

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21	65,000	65,000

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21	10,000	9,987

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	63,000	67,306

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	31,000	31,658

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	50,000	47,102

Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47	31,000	28,137

Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	5,000	4,439

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	64,000	77,600

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25	34,000	33,158

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	5,000	4,766

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25	85,000	87,975

CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27	50,000	48,625

Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	20,000	18,895

Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	20,000	19,155

Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	30,000	28,402

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)	15,000	15,489

Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)	34,000	32,590

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	180,000	174,600

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21	55,000	58,163

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	12,000	16,248

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24	75,000	65,250

Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)	25,000	25,438

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25	15,000	11,475

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22	20,000	17,600

Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26	60,000	56,448

Intelsat Connect Finance SA 144A company guaranty sr. unsec. notes 9.50%, 2/15/23 (Luxembourg)	45,000	44,852

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)	2,000	2,105

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)	120,000	126,900

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 5.15%, 4/30/20	50,000	51,770

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 4.375%, 4/1/21	160,000	164,849

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)	15,000	15,563

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	40,000	39,700

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20	145,000	151,888

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21	185,000	193,961

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25	30,000	31,200

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23	20,000	20,584

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	120,000	120,624

T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22	15,000	14,906

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28	40,000	37,672

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26	15,000	14,306

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48	62,000	58,346

Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	22,000	21,284

Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27	45,000	45,250

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	135,000	133,650

Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)	50,000	49,719

Windstream Services, LLC/Windstream Finance Corp. 144A company guaranty sub. notes 9.00%, 6/30/25	29,000	20,953

		2,933,912
Conglomerates (0.2%)

Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 2.20%, 3/16/20 (Netherlands)	250,000	247,050

		247,050
Consumer cyclicals (3.5%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45	93,000	137,289

Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	15,000	14,258

Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	70,000	67,614

Amazon.com, Inc. sr. unsec. unsub. notes 3.30%, 12/5/21	150,000	151,211

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27	30,000	29,400

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26	15,000	14,625

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22	15,000	15,244

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25	35,000	33,972

American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26	10,000	10,012

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23	45,000	46,238

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20	41,000	42,157

BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	35,000	35,437

BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	10,000	10,027

BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21	80,000	77,589

Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26	20,000	20,150

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23	20,000	21,025

Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26	35,000	35,831

Boyne USA, Inc. 144A company guaranty notes 7.25%, 5/1/25	15,000	15,900

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)	20,000	20,250

Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26	35,000	35,525

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	48,000	43,661

CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45	18,000	16,911

CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	11,000	10,765

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24	70,000	67,025

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23	50,000	49,375

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20	30,000	30,113

Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25	90,000	85,050

CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25	65,000	62,156

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23	60,000	62,681

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24	35,000	36,488

Ecolab, Inc. sr. unsec. notes 4.35%, 12/8/21	85,000	87,939

Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26	71,000	66,213

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23	15,000	15,800

Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26	46,000	43,237

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25	30,000	30,375

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	51,000	48,670

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	15,000	14,774

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	7,000	6,785

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25	30,000	31,200

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	60,000	62,307

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26	35,000	35,000

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)	20,000	19,600

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	30,000	29,250

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	150,000	147,563

Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22	67,000	66,054

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25	55,000	54,313

Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	45,000	47,041

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19 (In default)(NON)	265,000	195,438

IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	30,000	30,150

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	140,000	141,575

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	10,000	9,600

Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)	20,000	18,925

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)	60,000	55,500

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22	80,000	87,000

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21	65,000	67,275

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24	20,000	21,100

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	25,000	23,313

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25	30,000	27,975

Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27	96,000	90,563

Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24	15,000	15,564

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22	20,000	20,025

Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24	45,000	46,406

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24	25,000	24,594

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	30,000	30,150

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)	30,000	30,525

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)	30,000	29,550

Meredith Corp. 144A sr. unsec. notes 6.875%, 2/1/26	55,000	55,688

MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20	40,000	42,050

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19	60,000	61,176

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21	5,000	5,288

Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25	80,000	83,200

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28	20,000	16,900

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)	16,458	11,233

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24	75,000	73,703

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)	45,000	43,650

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22	65,000	63,118

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	52,000	50,202

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25	40,000	40,350

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	25,000	24,082

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22	30,000	30,600

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26	75,000	73,500

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24	10,000	9,863

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23	15,000	10,088

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32	75,000	83,813

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26	20,000	19,850

QVC, Inc. company guaranty sr. sub. notes 4.45%, 2/15/25	36,000	34,550

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21	65,000	64,838

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26	26,000	26,975

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 1/22/27	24,000	22,444

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23	55,000	55,413

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22	145,000	153,352

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24	85,000	83,725

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24	30,000	31,088

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	155,000	149,963

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27	95,000	94,288

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24	35,000	34,388

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25	35,000	35,350

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24	30,000	30,675

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24	50,000	50,063

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	128,000	121,600

Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28	5,000	4,652

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	35,000	32,681

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27	62,000	59,517

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26	27,000	24,547

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23	15,000	14,063

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24	40,000	39,848

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22	20,000	20,300

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25	55,000	50,463

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23	30,000	29,100

Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25	65,000	62,725

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23	30,000	29,775

WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26	10,000	9,825

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26	25,000	24,125

Wyndham Destinations, Inc. sr. unsec. unsub. bonds 4.50%, 4/1/27	86,000	82,156

Wyndham Destinations, Inc. sr. unsec. unsub. notes 5.625%, 3/1/21	22,000	22,495

Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26	30,000	29,738

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27	80,000	74,800

		5,467,204
Consumer staples (1.3%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)	50,000	48,375

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)	25,000	25,000

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)	50,000	47,750

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.625%, 1/14/20	145,000	144,401

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46	157,000	161,104

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26	49,000	47,986

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 2.65%, 2/1/21	145,000	143,341

Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	45,000	45,450

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24	60,000	63,000

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25	65,000	66,788

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22	60,000	56,700

Coca-Cola Co. (The) sr. unsec. unsub. bonds 2.25%, 9/1/26	22,000	20,130

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23	50,000	47,438

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22	7,000	8,200

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	37,000	35,528

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	132,000	166,792

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	42,000	46,688

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23	35,000	23,975

Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25	50,000	52,750

Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24	55,000	55,894

Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26	50,000	47,660

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26	60,000	60,000

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24	15,000	14,963

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27	20,000	19,050

Kraft Heinz Co. (The) company guaranty sr. unsec. bonds 4.375%, 6/1/46	5,000	4,380

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	145,000	142,825

Maple Escrow Subsidiary, Inc. 144A company guaranty sr. unsec. notes 4.597%, 5/25/28	135,000	137,258

Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27	40,000	39,300

Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28	35,000	33,163

Netflix, Inc. 144A sr. unsec. unsub. bonds 5.875%, 11/15/28	25,000	25,058

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26	63,000	60,826

PepsiCo, Inc. sr. unsec. unsub. bonds 3.45%, 10/6/46	34,000	30,902

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23	65,000	58,318

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21	26,000	25,941

		2,006,934
Energy (3.4%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24	80,000	78,500

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23	25,000	25,726

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21	20,000	20,325

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22	15,000	15,150

Apergy Corp. 144A sr. unsec. notes 6.375%, 5/1/26	55,000	56,238

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22	25,000	27,625

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)	20,000	18,900

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315%, 2/13/20 (United Kingdom)	82,000	81,278

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.768%, 9/19/19 (United Kingdom)	40,000	39,611

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20	30,000	28,500

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22	11,000	9,859

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25	85,000	90,313

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	105,000	106,838

Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27	20,000	20,250

Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25	100,000	102,125

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23	10,000	9,700

Chevron Corp. sr. unsec. unsub. notes 1.561%, 5/16/19	30,000	29,756

Comstock Escrow Corp. 144A sr. unsec. notes 9.75%, 8/15/26	45,000	43,931

Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	115,000	110,062

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44	60,000	59,593

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24	20,000	19,696

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23	45,000	46,040

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25	60,000	61,125

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25	45,000	43,763

DCP Midstream Operating LP company guaranty sr. unsec. unsub. notes 5.375%, 7/15/25	15,000	15,375

DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	20,000	21,550

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21	35,000	33,578

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21	36,000	38,700

Denbury Resources, Inc. 144A notes 7.50%, 2/15/24	15,000	15,244

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25	50,000	51,125

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24	20,000	20,125

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	60,000	59,850

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26	20,000	19,950

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	156,000	150,247

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45	13,000	13,771

Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)	30,000	28,650

EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23	35,000	33,809

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20	29,000	28,275

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 9.375%, 5/1/24	46,000	36,225

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24	30,000	30,075

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 7.75%, 5/15/26	35,000	35,788

EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27	60,000	56,475

Exxon Mobil Corp. sr. unsec. unsub. notes 2.222%, 3/1/21	240,000	236,283

Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26	70,000	70,525

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24	65,000	66,138

Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26	55,000	53,075

Jagged Peak Energy, LLC 144A company guaranty sr. unsec. notes 5.875%, 5/1/26	45,000	44,325

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)	10,000	9,075

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	50,000	49,750

Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20	11,000	11,299

Nabors Industries, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/23	5,000	4,987

Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 5.75%, 2/1/25	60,000	57,725

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22	25,000	26,313

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26	75,000	78,188

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24	25,000	24,438

Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26	15,000	15,375

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22	81,000	82,519

Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26	35,000	35,613

Occidental Petroleum Corp. sr. unsec. unsub. bonds 4.40%, 4/15/46	41,000	42,211

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)	200,000	200,195

Petrobras Global Finance BV company guaranty sr. unsec. notes Ser. REGS, 5.999%, 1/27/28 (Brazil)	89,000	79,922

Petrobras Global Finance BV company guaranty sr. unsec. notes Ser. REGS, 5.299%, 1/27/25 (Brazil)	8,000	7,350

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)	133,000	131,896

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)	37,000	33,901

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	244,000	238,815

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)	18,000	18,315

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)	110,000	19,800

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 6/2/41 (Mexico)	29,000	26,624

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)	159,000	161,560

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/24/22 (Mexico)	12,000	12,069

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)	205,000	189,625

Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	30,000	30,863

Range Resources Corp. company guaranty sr. unsec. notes 5.00%, 3/15/23	15,000	14,675

Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21	25,000	25,563

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.875%, 3/1/22	10,000	10,613

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23	25,000	25,465

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23	5,000	4,838

Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	26,000	25,376

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	34,000	34,991

SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24	50,000	51,750

SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21	20,000	20,300

Seven Generations Energy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)	30,000	28,913

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)	15,000	15,525

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)	50,000	5

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	55,000	52,678

SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	15,000	15,469

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	25,000	24,250

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22	34,000	34,978

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	39,000	36,959

Statoil ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)	55,000	54,848

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28	30,000	30,300

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27	20,000	19,900

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28	105,000	101,981

Total Capital International SA company guaranty sr. unsec. unsub. notes 2.75%, 6/19/21 (France)	235,000	233,498

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	46,000	44,103

Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)	15,000	15,263

Trinidad Drilling, Ltd. 144A company guaranty sr. unsec. notes 6.625%, 2/15/25 (Canada)	60,000	59,400

USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 4/1/26	30,000	31,050

Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)	20,000	19,750

Weatherford International, LLC 144A company guaranty sr. unsec. notes 9.875%, 3/1/25	20,000	18,750

Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24	65,000	61,425

Whiting Petroleum Corp. sr. unsec. notes 6.625%, 1/15/26	35,000	36,400

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32	63,000	84,420

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	60,000	60,743

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	30,000	34,050

WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26	25,000	25,219

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22	14,000	14,456

		5,260,394
Financials (4.9%)

AIG Global Funding 144A sr. notes 2.15%, 7/2/20	50,000	48,983

Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27	41,000	38,458

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22	40,000	40,200

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23	30,000	31,125

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	100,000	122,250

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	80,000	82,901

American Express Co. sr. unsec. bonds 8.125%, 5/20/19	75,000	77,816

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	150,000	189,000

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	49,000	51,450

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	15,000	16,181

Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27	56,000	52,639

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 2.151%, 11/9/20	15,000	14,695

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	170,000	196,871

Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)	55,000	54,815

Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	10,000	9,399

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)	16,000	15,681

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%, 10/21/20 (Canada)	60,000	59,039

Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)	245,000	239,904

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	7,000	7,186

Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19	25,000	26,074

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	48,000	51,235

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	37,000	39,022

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	35,000	36,374

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	35,000	35,700

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	57,000	57,962

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22	30,000	30,600

Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	60,000	57,466

Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20	118,000	116,633

Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	97,000	94,544

Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	60,000	59,487

Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26	49,000	49,474

CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20	50,000	49,750

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	50,000	50,750

Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	55,000	52,000

Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)	330,000	321,797

Cooperatieve Rabobank UA company guaranty sr. unsec. unsub. bonds Ser. MTN, 5.25%, 5/24/41 (Netherlands)	30,000	34,456

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23	35,000	36,706

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21	10,000	10,088

Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	80,000	81,117

Digital Realty Trust LP company guaranty sr. unsec. notes 3.40%, 10/1/20(R)	25,000	25,047

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)	40,000	38,750

Fairfax Financial Holdings, Ltd. 144A sr. unsec. notes 4.85%, 4/17/28 (Canada)	85,000	85,041

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	60,000	60,559

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	25,000	24,625

Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	35,000	33,906

Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24	50,000	48,438

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. notes 3.373%, 11/15/25 (Ireland)	11,000	10,651

goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)	30,000	31,350

Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	85,000	84,165

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7.50%, 2/15/19	33,000	33,707

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	120,000	116,852

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20	238,000	234,788

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.30%, 12/13/19	136,000	134,976

Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)	57,000	53,015

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)	13,000	12,767

HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	40,000	39,742

Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23	30,000	30,395

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24	30,000	30,975

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22	30,000	30,822

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20	30,000	30,516

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22	15,000	15,256

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)	20,000	20,175

iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)	15,000	14,850

JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	9,000	9,371

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity	43,000	43,914

JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	196,000	181,266

JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27	124,000	118,099

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18	84,000	83,980

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	19,000	19,184

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20	41,000	43,411

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37	92,000	108,560

Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)	200,000	207,756

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25	60,000	58,650

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)	49,000	48,555

Macquarie Group Ltd. 144A sr. unsec. notes 7.625%, 8/13/19 (Australia)	110,000	114,398

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)	25,000	25,719

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)	15,000	13,829

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)	20,000	20,351

Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 3.535%, 7/26/21 (Japan)	90,000	90,319

Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	55,000	53,960

Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27	120,000	115,610

Morgan Stanley sr. unsec. unsub. notes 2.65%, 1/27/20	80,000	79,561

National Australia Bank, Ltd./New York sr. unsec. notes 2.50%, 1/12/21 (Australia)	250,000	245,646

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21	55,000	55,000

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	40,000	38,719

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25	100,000	99,008

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25	40,000	39,900

Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22	35,000	33,916

Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%, 3/2/20 (Canada)	77,000	76,164

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	30,000	30,862

Skandinaviska Enskilda Banken AB 144A sr. unsec. unsub. notes 2.625%, 11/17/20 (Sweden)	270,000	265,914

Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	15,000	14,926

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25	35,000	35,011

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 5/15/22	30,000	30,825

Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)	45,000	42,750

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42	60,000	59,516

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23	35,000	35,875

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	43,000	40,806

Travelport Corporate Finance PLC 144A company guaranty sr. notes 6.00%, 3/15/26 (United Kingdom)	25,000	25,438

UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)	200,000	196,290

UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. unsub. notes 2.65%, 2/1/22 (Switzerland)	200,000	194,167

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25	55,000	54,725

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)	40,000	40,370

Wand Merger Corp. 144A sr. unsec. notes 9.125%, 7/15/26	10,000	10,388

Wand Merger Corp. 144A sr. unsec. notes 8.125%, 7/15/23	35,000	36,269

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	46,000	48,358

Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20	115,000	113,952

Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)	286,000	282,312

Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)	45,000	43,385

WeWork Cos, Inc. 144A company guaranty sr. unsec. notes 7.875%, 5/1/25	70,000	67,823

		7,576,004
Health care (1.9%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25	19,000	18,560

AbbVie, Inc. sr. unsec. notes 2.90%, 11/6/22	13,000	12,691

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23	70,000	63,000

Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)	16,000	15,883

Allergan Funding SCS company guaranty sr. unsec. unsub. notes 3.80%, 3/15/25 (Luxembourg)	15,000	14,866

Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	47,000	46,991

Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	69,000	63,130

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25	50,000	38,250

AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37 (United Kingdom)	12,000	14,990

Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25	15,000	14,963

Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26	40,000	42,431

Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25	35,000	37,013

Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25	135,000	125,550

Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21	5,000	4,950

Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24	55,000	58,025

Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22	20,000	20,700

Bausch Health Cos., Inc. 144A sr. unsec. notes 8.50%, 1/31/27	35,000	35,963

Becton Dickinson and Co. (BD) sr. unsec. unsub. bonds 4.669%, 6/6/47	69,000	68,274

Becton Dickinson and Co. (BD) sr. unsec. unsub. bonds 3.70%, 6/6/27	59,000	56,545

Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22	56,000	56,363

BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21	45,000	43,088

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24	60,000	63,075

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22	15,000	15,263

Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26	20,000	20,647

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23	95,000	90,250

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22	105,000	53,550

CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24	51,000	41,948

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada) (In default)(NON)	60,000	3,600

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22	60,000	62,358

CVS Health Corp. sr. unsec. unsub. bonds 5.05%, 3/25/48	31,000	31,635

CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	94,000	93,681

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18	145,000	144,887

Elanco Animal Health, Inc. 144A sr. unsec. notes 4.90%, 8/28/28	93,000	93,644

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23	70,000	59,938

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	50,000	51,500

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20	85,000	88,294

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	80,000	80,200

HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19	50,000	50,188

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23	30,000	30,150

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21	25,000	27,375

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)	30,000	25,650

Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	35,000	33,887

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22	25,000	25,500

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25	20,000	19,750

Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	60,000	60,642

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)	45,000	43,706

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)	72,000	73,627

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22	45,000	44,156

Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	30,000	29,136

Pfizer, Inc. sr. unsec. unsub. notes 1.70%, 12/15/19	105,000	103,872

Service Corp. International sr. unsec. notes 4.625%, 12/15/27	30,000	28,800

Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24	225,000	229,500

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	36,000	33,393

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)	26,000	24,828

Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23	40,000	41,176

Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22	25,000	26,406

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.70%, 2/15/21	43,000	44,485

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	90,000	90,921

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25	20,000	20,450

WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26	15,000	15,450

Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	30,000	29,936

		2,999,680
Technology (1.8%)

Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	30,000	27,301

Analog Devices, Inc. sr. unsec. unsub. notes 2.85%, 3/12/20	45,000	44,846

Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47	19,000	19,684

Apple, Inc. sr. unsec. notes 2.85%, 5/6/21	50,000	49,913

Apple, Inc. sr. unsec. notes 2.10%, 5/6/19	250,000	249,529

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	28,000	29,299

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	75,000	72,547

Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20	35,000	34,552

Avaya, Inc. 144A escrow notes 7.00%, 4/1/19	300,000	—

Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26	65,000	65,163

Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	57,000	53,329

Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	70,000	63,236

Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26	30,000	27,928

Cisco Systems, Inc. sr. unsec. unsub. notes 2.20%, 2/28/21	150,000	147,537

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	110,000	117,596

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	15,000	18,403

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23	138,000	144,908

Energizer Gamma Acquisition, Inc. 144A company guaranty sr. unsec. notes 6.375%, 7/15/26	15,000	15,506

Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	20,000	20,231

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.00%, 10/15/25	6,000	6,360

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23	50,000	52,025

First Data Corp. 144A notes 5.75%, 1/15/24	95,000	96,900

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24	85,000	83,672

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)	140,000	141,270

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22	15,000	15,195

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	10,000	12,359

Microchip Technology, Inc. 144A company guaranty sr. notes 4.333%, 6/1/23	90,000	89,981

Microsoft Corp. sr. unsec. unsub. bonds 3.30%, 2/6/27	45,000	44,611

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	67,000	62,369

Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21	180,000	173,453

Oracle Corp. sr. unsec. unsub. notes 3.25%, 11/15/27	40,000	38,779

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	50,000	46,698

Oracle Corp. sr. unsec. unsub. notes 2.25%, 10/8/19	212,000	211,132

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23	45,000	44,663

Qorvo, Inc. 144A sr. unsec. notes 5.50%, 7/15/26	15,000	15,075

Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	65,000	64,975

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24	90,000	98,775

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25	60,000	58,350

TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25	70,000	69,650

VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	10,000	9,474

Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	115,000	112,750

		2,750,024
Transportation (0.1%)

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	16,000	15,054

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24	15,000	14,908

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26	21,432	21,284

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23	60,000	61,350

		112,596
Utilities and power (1.0%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25	140,000	143,500

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23	25,000	25,313

AES Corp./Virginia (The) sr. unsec. notes 4.50%, 3/15/23	20,000	20,050

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27	55,000	55,550

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44	49,000	53,012

Berkshire Hathaway Energy Co. sr. unsec. bonds 3.80%, 7/15/48	30,000	27,451

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36	7,000	8,502

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25	85,000	77,138

Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	25,000	23,602

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24	15,000	15,113

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7.125%, 12/1/18	96,000	97,003

Consolidated Edison, Inc. sr. unsec. unsub. notes Ser. A, 2.00%, 3/15/20	10,000	9,838

Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	40,000	37,543

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24	88,000	94,600

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26	25,000	27,750

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	20,000	25,449

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26	11,000	10,461

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	42,000	42,218

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24	166,000	176,375

Energy Transfer Equity LP sr. sub. notes 5.50%, 6/1/27	15,000	15,731

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	65,000	61,289

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	80,000	89,519

IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	25,000	24,166

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	29,000	29,389

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	45,000	44,366

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	60,000	58,918

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29	15,000	18,389

NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77	35,000	32,900

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26	5,000	5,369

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27	85,000	88,931

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/28	15,000	15,075

Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	64,000	61,399

Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26	50,000	50,673

		1,566,582

Total corporate bonds and notes (cost $36,081,267)		$35,560,131

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (11.2%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.0%)

Government National Mortgage Association Pass-Through Certificates 3.50%, TBA, 9/1/48	$3,000,000	$3,010,078

		3,010,078
U.S. Government Agency Mortgage Obligations (9.2%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3.00%, 3/1/43(i)	173,178	169,023

Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 9/1/48	1,000,000	1,083,984
4.00%, 1/1/57	87,175	89,048
4.00%, TBA, 10/1/48	3,000,000	3,051,563
4.00%, TBA, 9/1/48	3,000,000	3,055,078
3.00%, TBA, 10/1/48	3,000,000	2,900,859
3.00%, TBA, 9/1/48	3,000,000	2,903,203
3.00%, TBA, 9/1/33	1,000,000	994,297

		14,247,055

Total U.S. government and agency mortgage obligations (cost $17,239,686)		$17,257,133

COMMODITY LINKED NOTES (8.4%)(a)(CLN)
	Principal amount	Value

Citigroup Global Markets Holdings, Inc. sr. unsec. Notes Ser. N, 1-month USD LIBOR less 0.16%, 2018 (Indexed to the S&P GSCI 3-Month Forward Index Total Return Index multiplied by 3)	$3,250,000	$5,299,411

Goldman Sachs International 144A notes zero %, 2019 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	1,380,000	1,659,215

UBS AG/London 144A sr. notes 1-month LIBOR less 0.25%, 2018 (Indexed to the S&P GSCI Total Return Index multiplied by 3) (United Kingdom)	2,004,000	3,098,115

Bank of America Corp. sr. unsec. notes Ser. A, 1-month LIBOR less 0.11%, 2018 (Indexed to the S&P GSCI Index Total Return multiplied by 3)	712,000	1,155,737

UBS AG/London 144A sr. notes 1-month LIBOR less 0.25%, 2019 (Indexed to the S&P GSCI Total Return Commodity Index multiplied by 3) (United Kingdom)	1,580,000	1,771,637

Total commodity Linked Notes (cost $8,926,000)		$12,984,115

MORTGAGE-BACKED SECURITIES (2.9%)(a)
	Principal amount	Value

Agency collateralized mortgage obligations (0.3%)

Federal Home Loan Mortgage Corporation IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 4.887%, 3/15/41	$172,682	$28,028

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 8.065%, 9/25/28	40,000	47,153
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 6.965%, 11/25/24	24,746	28,237
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 4.965%, 7/25/24	25,144	26,795
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 4.665%, 5/25/24	34,000	36,126

Government National Mortgage Association
Ser. 17-162, Class QI, IO, 5.00%, 10/20/47	170,553	39,440
Ser. 16-135, Class PI, IO, 4.00%, 5/20/46	464,498	88,264
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.973%, 6/20/43	289,896	52,333
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	305,138	37,846
Ser. 17-H22, Class EI, IO, 2.632%, 10/20/67(WAC)	312,189	37,463
Ser. 15-H26, Class DI, IO, 1.298%, 10/20/65(WAC)	290,286	28,883

		450,568
Commercial mortgage-backed securities (1.5%)

Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)	61,000	60,550
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	47,000	47,494
FRB Ser. 14-GC19, Class XA, IO, 1.307%, 3/10/47(WAC)	1,258,504	61,123

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class XA, IO, 1.967%, 9/10/45(WAC)	697,583	38,270

COMM Mortgage Trust
FRB Ser. 14-UBS6, Class C, 4.612%, 12/10/47(WAC)	113,000	110,180
FRB Ser. 14-LC15, Class XA, IO, 1.456%, 4/10/47(WAC)	1,835,978	75,769
FRB Ser. 14-CR16, Class XA, IO, 1.306%, 4/10/47(WAC)	309,933	11,749
FRB Ser. 13-CR11, Class XA, IO, 1.274%, 8/10/50(WAC)	715,774	26,677
FRB Ser. 14-CR17, Class XA, IO, 1.242%, 5/10/47(WAC)	1,100,748	44,228
FRB Ser. 14-UBS6, Class XA, IO, 1.112%, 12/10/47(WAC)	1,402,203	57,856

CSMC Trust FRB Ser. 16-NXSR, Class C, 4.508%, 12/15/49(WAC)	125,000	122,953

GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.846%, 6/10/47(WAC)	139,000	139,527
FRB Ser. 14-GC22, Class XA, IO, 1.147%, 6/10/47(WAC)	1,803,905	71,914

GS Mortgage Securities Trust 144A FRB Ser. 10-C1, Class D, 6.197%, 8/10/43(WAC)	158,403	162,288

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C14, Class C, 4.716%, 8/15/46(WAC)	56,000	55,962
FRB Ser. 14-C22, Class C, 4.71%, 9/15/47(WAC)	118,000	115,341
FRB Ser. 14-C22, Class XA, IO, 1.041%, 9/15/47(WAC)	3,402,802	139,806

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 05-LDP5, Class F, 5.896%, 12/15/44(WAC)	28,775	28,455
Ser. 12-C6, Class AS, 4.117%, 5/15/45	41,000	41,746

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.239%, 4/20/48(WAC)	147,000	135,993

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C17, Class C, 4.614%, 8/15/47(WAC)	44,000	43,012
Ser. 14-C18, Class C, 4.489%, 10/15/47(WAC)	45,000	44,697
Ser. 12-C5, Class AS, 3.792%, 8/15/45	41,000	41,184
FRB Ser. 14-C17, Class XA, IO, 1.351%, 8/15/47(WAC)	715,754	28,096
FRB Ser. 13-C12, Class XA, IO, 0.91%, 10/15/46(WAC)	835,954	19,086

Morgan Stanley Capital I Trust 144A Ser. 12-C4, Class C, 5.601%, 3/15/45(WAC)	100,000	98,788

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.209%, 8/10/49(WAC)	50,000	50,942
FRB Ser. 12-C2, Class D, 5.05%, 5/10/63(WAC)	48,000	44,981

Wachovia Bank Commercial Mortgage Trust FRB Ser. 05-C21, Class D, 5.408%, 10/15/44(WAC)	37,203	36,846

Wells Fargo Commercial Mortgage Trust FRB Ser. 13-LC12, Class C, 4.423%, 7/15/46(WAC)	45,000	43,072

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 12-LC5, Class XA, IO, 1.946%, 10/15/45(WAC)	448,953	26,241

WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C16, Class AS, 4.668%, 9/15/46(WAC)	33,000	35,645
FRB Ser. 13-C15, Class C, 4.624%, 8/15/46(WAC)	38,000	38,149
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)	48,000	48,959
FRB Ser. 14-C22, Class XA, IO, 0.999%, 9/15/57(WAC)	2,441,430	92,848

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.864%, 3/15/44(WAC)	47,000	41,641
FRB Ser. 11-C5, Class XA, IO, 1.908%, 11/15/44(WAC)	977,354	41,230
FRB Ser. 12-C10, Class XA, IO, 1.717%, 12/15/45(WAC)	842,973	45,148

		2,368,446
Residential mortgage-backed securities (non-agency) (1.1%)

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.932%, 5/25/35(WAC)	67,098	68,734

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 2.688%, 6/25/46	216,235	196,027
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR + 0.21%), 2.275%, 4/25/47	31,478	28,641

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 7.965%, 10/25/28	260,800	302,211
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.765%, 4/25/28	172,893	201,426
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.615%, 4/25/28	166,793	189,434
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.065%, 7/25/25	22,409	24,962
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 6.365%, 2/25/25	73,686	81,174
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.315%, 4/25/29	10,000	11,428
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.065%, 5/25/25	20,942	23,018

GSAA Trust FRB Ser. 07-6, Class 1A1, (1 Month US LIBOR + 0.12%), 2.185%, 5/25/47	32,601	25,821

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 3.532%, 2/25/35(WAC)	25,032	25,610

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 2.889%, 8/26/47(WAC)	80,000	78,056

Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 2.965%, 11/25/34	65,976	65,931

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 2.915%, 5/25/47	61,294	51,641

Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-AM1, Class A4, (1 Month US LIBOR + 0.16%), 2.225%, 4/25/36	38,066	37,952

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.113%, 9/25/35(WAC)	28,236	28,351
FRB Ser. 05-AR12, Class 1A8, 3.408%, 10/25/35(WAC)	118,040	117,600
FRB Ser. 05-AR19, Class A1B3, (1 Month US LIBOR + 0.35%), 2.415%, 12/25/45	39,306	37,921

		1,595,938

Total mortgage-backed securities (cost $4,435,197)		$4,414,952

ASSET-BACKED SECURITIES (0.8%)(a)
	Principal amount	Value

loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 2.865%, 11/25/50	$121,000	$121,000

Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 2.966%, 4/24/19	308,000	308,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), 2.766%, 9/24/19	248,000	248,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 2.766%, 7/24/19	242,000	242,000
FRB Ser. 17-6, Class A, (1 Month US LIBOR + 0.70%), 2.766%, 11/24/18	221,000	221,000

Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 2.665%, 1/25/46	140,205	139,482

Total asset-backed securities (cost $1,279,641)		$1,279,482

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.5%)(a)
	Principal amount/units	Value

Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26 (Argentina)	$255,000	$210,505

Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)	150,000	117,375

Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)	160,000	115,200

Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)	200,000	205,000

Russia (Federation of) 144A sr. unsec. unsub. bonds 4.375%, 3/21/29 (Russia)	200,000	190,750

Total foreign government and agency bonds and notes (cost $985,128)		$838,830

INVESTMENT COMPANIES (0.5%)(a)
	Shares	Value

iShares MSCI India ETF (India)(S)	19,732	$704,038

iShares U.S. Real Estate ETF	1,450	120,611

Total investment companies (cost $681,313)		$824,649

SENIOR LOANS (0.5%)(a)(c)
	Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.313%, 12/15/24	$54,663	$55,013

Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.596%, 6/21/24	74,250	74,601

California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.816%, 11/17/22	55,000	55,917

CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.251%, 5/5/24	9,718	9,771

Eagleclaw Midstream Ventures, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.326%, 6/30/24	39,899	38,603

Forterra Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.076%, 10/25/23	24,735	23,143

FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.826%, 4/16/21	15,074	15,074

Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.604%, 5/21/24	45,000	44,438

Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.509%, 10/16/23	19,897	19,934

KCA Deutag Alpha, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.75%), 9.021%, 3/21/23	42,966	41,248

Keane Group Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.079%, 5/25/25	20,000	19,900

Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.58%, 11/6/24	104,475	104,606

Neiman Marcus Group, Ltd., Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.33%, 10/25/20	56,742	52,689

Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.348%, 11/3/23	24,937	24,793

Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.81%, 9/7/23	68,799	51,270

Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.873%, 2/28/26	30,000	28,800

Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 5.373%, 2/28/25	29,925	29,644

Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.202%, 3/28/25	74,813	70,709

Total senior loans (cost $780,521)		$760,153

PURCHASED OPTIONS OUTSTANDING (0.4%)(a)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value

Bank of America N.A.

SPDR S&P 500 ETF Trust (Put)	May-19/$ 240.00	$7,844,757	$27,022	$84,799

SPDR S&P 500 ETF Trust (Put)	Apr-19/235.00	7,634,863	26,299	65,206

Citibank, N.A.

SPDR S&P 500 ETF Trust (Put)	Aug-19/250.00	7,835,467	26,990	163,474

SPDR S&P 500 ETF Trust (Put)	Jul-19/250.00	7,643,862	26,330	148,608

JPMorgan Chase Bank N.A.

SPDR S&P 500 ETF Trust (Put)	Jun-19/245.00	7,893,239	27,189	120,919

SPDR S&P 500 ETF Trust (Put)	Mar-19/245.00	7,617,444	26,239	69,100

Total purchased options outstanding (cost $1,205,451)				$652,106

WARRANTS (0.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Gree Electric Appliances of Zhuhai, Inc. 144A (China)	8/29/19	$0.00	17,600	$100,413

Halcon Resources Corp.	9/9/20	14.04	844	135

Total warrants (cost $114,263)				$100,548

CONVERTIBLE PREFERRED STOCKS (0.0%)(a)
		Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)		$1,550	$44,474

Nine Point Energy 6.75% cv. pfd.		11	12,940

Total convertible preferred stocks (cost $45,286)			$57,414

CONVERTIBLE BONDS AND NOTES (0.0%)(a)
		Principal amount	Value

DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26		$25,000	$23,515

Total convertible bonds and notes (cost $23,204)			$23,515

SHORT-TERM INVESTMENTS (14.9%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 2.24%(AFF)	Shares	670,146	$670,146

Putnam Short Term Investment Fund 2.16%(AFF)	Shares	18,209,047	18,209,047

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87%(P)	Shares	350,000	350,000

U.S. Treasury Bills 2.064%, 11/15/18(SEG)(SEGSF)(SEGCCS)		$2,846,000	2,834,396

U.S. Treasury Bills 1.998%, 10/25/18(SEG)(SEGCCS)		221,001	220,377

U.S. Treasury Bills 1.962%, 10/11/18(SEG)		146,000	145,705

U.S. Treasury Bills 2.043%, 11/8/18(SEG)(SEGSF)(SEGCCS)		140,000	139,484

U.S. Treasury Bills 2.015%, 11/1/18(SEGCCS)		133,001	132,569

U.S. Treasury Bills 2.075%, 11/23/18(SEGSF)		120,999	120,446

U.S. Treasury Bills 1.910%, 9/6/18(SEG)		113,000	112,987

U.S. Treasury Bills 1.968%, 10/18/18(SEG)(SEGCCS)		85,001	84,795

U.S. Treasury Bills 1.978%, 10/4/18(SEG)		27,000	26,957

Total short-term investments (cost $23,046,384)			$23,046,909

TOTAL INVESTMENTS

Total investments (cost $157,741,063)			$172,353,869

FORWARD CURRENCY CONTRACTS at 8/31/18 (aggregate face value $54,007,605) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/17/18	$383,254	$386,909	$(3,655)
	British Pound	Buy	9/19/18	349,585	358,746	(9,161)
	Canadian Dollar	Sell	10/17/18	460,382	458,207	(2,175)
	Euro	Buy	9/19/18	1,654,942	1,665,216	(10,274)
	Euro	Sell	9/19/18	1,654,942	1,666,175	11,233
	Hong Kong Dollar	Sell	11/19/18	427,057	427,455	398
	Japanese Yen	Sell	11/19/18	214,186	213,455	(731)
	New Zealand Dollar	Sell	10/17/18	219,193	223,280	4,087
	Norwegian Krone	Buy	9/19/18	225,153	231,902	(6,749)
	Norwegian Krone	Sell	9/19/18	225,153	226,550	1,397
	Swedish Krona	Sell	9/19/18	197,451	204,134	6,683
Barclays Bank PLC
	Australian Dollar	Buy	10/17/18	477,217	486,602	(9,385)
	British Pound	Sell	9/19/18	231,543	221,305	(10,238)
	Canadian Dollar	Sell	10/17/18	260,293	259,594	(699)
	Euro	Sell	9/19/18	238,197	227,007	(11,190)
	Japanese Yen	Sell	11/19/18	122,561	122,142	(419)
	Norwegian Krone	Buy	9/19/18	461,689	471,050	(9,361)
	Norwegian Krone	Sell	9/19/18	461,689	466,663	4,974
	Swedish Krona	Buy	9/19/18	457,691	465,155	(7,464)
	Swedish Krona	Sell	9/19/18	457,691	474,955	17,264
Citibank, N.A.
	Australian Dollar	Buy	10/17/18	549,468	559,379	(9,911)
	British Pound	Buy	9/19/18	492,143	499,386	(7,243)
	Canadian Dollar	Buy	10/17/18	308,609	305,130	3,479
	Danish Krone	Buy	9/19/18	237,544	241,024	(3,480)
	Euro	Buy	9/19/18	1,331,809	1,340,036	(8,227)
	Euro	Sell	9/19/18	1,331,809	1,338,582	6,773
	New Zealand Dollar	Sell	10/17/18	261,139	266,044	4,905
	Norwegian Krone	Buy	9/19/18	112,940	116,380	(3,440)
	Norwegian Krone	Sell	9/19/18	112,940	113,642	702
	Swedish Krona	Sell	9/19/18	392,407	415,434	23,027
Credit Suisse International
	Australian Dollar	Buy	10/17/18	1,163,710	1,182,017	(18,307)
	British Pound	Buy	9/19/18	456,082	465,383	(9,301)
	British Pound	Sell	9/19/18	456,082	463,894	7,812
	Canadian Dollar	Buy	10/17/18	3,911	6,092	(2,181)
	Euro	Sell	9/19/18	71,924	77,195	5,271
	Japanese Yen	Sell	11/19/18	230,673	230,555	(118)
	New Zealand Dollar	Buy	10/17/18	2,515	5,369	(2,854)
	Swedish Krona	Buy	9/19/18	310,845	311,802	(957)
	Swedish Krona	Sell	9/19/18	310,845	324,676	13,831
Goldman Sachs International
	Australian Dollar	Buy	10/17/18	196,623	203,971	(7,348)
	British Pound	Sell	9/19/18	26,851	33,979	7,128
	Canadian Dollar	Sell	10/17/18	166,959	165,363	(1,596)
	Euro	Sell	9/19/18	344,514	350,924	6,410
	Japanese Yen	Sell	11/19/18	946,274	943,067	(3,207)
	New Zealand Dollar	Sell	10/17/18	275,695	278,047	2,352
	Norwegian Krone	Buy	9/19/18	2,144,927	2,236,277	(91,350)
	Swedish Krona	Buy	9/19/18	231,155	255,693	(24,538)
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/17/18	319,055	324,652	(5,597)
	British Pound	Buy	9/19/18	226,744	234,157	(7,413)
	British Pound	Sell	9/19/18	226,744	227,464	720
	Canadian Dollar	Sell	10/17/18	232,377	231,196	(1,181)
	Japanese Yen	Sell	11/19/18	841,118	838,255	(2,863)
	New Zealand Dollar	Sell	10/17/18	442,818	451,379	8,561
	Swedish Krona	Sell	9/19/18	20,317	43,283	22,966
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	10/17/18	59,023	61,466	2,443
	British Pound	Sell	9/19/18	334,797	336,557	1,760
	Canadian Dollar	Buy	10/17/18	404,781	404,569	212
	Euro	Buy	9/19/18	5,981,985	6,060,785	(78,800)
	Japanese Yen	Buy	11/19/18	5,675,879	5,656,658	19,221
	New Zealand Dollar	Buy	10/17/18	208,606	214,081	(5,475)
	Norwegian Krone	Buy	9/19/18	519,388	535,806	(16,418)
	Russian Ruble	Buy	9/19/18	215,024	232,368	(17,344)
	Russian Ruble	Sell	9/19/18	215,024	231,177	16,153
	Singapore Dollar	Sell	11/19/18	73,974	74,616	642
	Swedish Krona	Sell	9/19/18	1,087,154	1,118,812	31,658
	Swiss Franc	Sell	9/19/18	426,708	420,162	(6,546)
NatWest Markets PLC
	Australian Dollar	Buy	10/17/18	335,446	344,645	(9,199)
	Canadian Dollar	Sell	10/17/18	477,945	472,854	(5,091)
	Euro	Sell	9/19/18	80,173	81,135	962
	New Zealand Dollar	Buy	10/17/18	115,518	115,050	468
	Norwegian Krone	Buy	9/19/18	1,030,674	1,037,126	(6,452)
	Norwegian Krone	Sell	9/19/18	1,030,674	1,036,489	5,815
	Swedish Krona	Sell	9/19/18	316,745	336,508	19,763
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/17/18	56,435	63,618	(7,183)
	British Pound	Sell	9/19/18	106,627	98,155	(8,472)
	Canadian Dollar	Sell	10/17/18	345,421	338,572	(6,849)
	Euro	Sell	9/19/18	981,486	986,886	5,400
	Israeli Shekel	Buy	10/17/18	7,289	7,235	54
	Japanese Yen	Sell	11/19/18	351,205	351,873	668
	New Zealand Dollar	Buy	10/17/18	61,794	57,639	4,155
	Norwegian Krone	Buy	9/19/18	537,130	564,282	(27,152)
	Swedish Krona	Sell	9/19/18	735,478	799,138	63,660
	Turkish Lira	Sell	9/19/18	438	604	166
UBS AG
	Australian Dollar	Buy	10/17/18	319,630	325,828	(6,198)
	British Pound	Buy	9/19/18	228,041	228,785	(744)
	British Pound	Sell	9/19/18	228,041	231,059	3,018
	Canadian Dollar	Sell	10/17/18	228,465	227,506	(959)
	Euro	Sell	9/19/18	702,273	709,974	7,701
	Japanese Yen	Buy	11/19/18	191,489	190,864	625
	New Zealand Dollar	Sell	10/17/18	335,107	340,148	5,041
	Norwegian Krone	Buy	9/19/18	558,200	573,448	(15,248)
	Norwegian Krone	Sell	9/19/18	558,200	557,812	(388)
	Swedish Krona	Buy	9/19/18	426,198	426,837	(639)
	Swedish Krona	Sell	9/19/18	426,198	444,500	18,302
WestPac Banking Corp.
	Australian Dollar	Buy	10/17/18	545,154	556,950	(11,796)
	Australian Dollar	Sell	10/17/18	228,615	229,095	480
	Canadian Dollar	Buy	10/17/18	238,052	235,347	2,705
	Euro	Buy	9/19/18	619,892	622,600	(2,708)
	Euro	Sell	9/19/18	619,892	627,299	7,407
	Japanese Yen	Sell	11/19/18	646,444	644,149	(2,295)
	New Zealand Dollar	Buy	10/17/18	229,315	229,412	(97)
	New Zealand Dollar	Sell	10/17/18	226,272	230,897	4,625

Unrealized appreciation						383,077

Unrealized (depreciation)						(528,666)

Total						$(145,589)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 8/31/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

Euro-Bobl 5 yr (Long)	32	$4,888,893	$4,888,522	Dec-18	$(466)
Euro-Bund 10 yr (Long)	36	6,717,260	6,718,514	Dec-18	1,147
Euro-Buxl 30 yr (Long)	14	2,879,914	2,881,864	Dec-18	1,909
Euro-Schatz 2 yr (Long)	18	2,339,132	2,339,132	Dec-18	(158)
Japanese Government Bond 10 yr (Long)	13	17,594,636	17,594,636	Sep-18	(33,983)
Russell 2000 Index E-Mini (Long)	31	2,698,167	2,697,930	Sep-18	101,437
S&P 500 Index E-Mini (Short)	74	10,735,624	10,737,770	Sep-18	(509,140)
Tokyo Price Index (Long)	19	2,967,478	2,964,315	Sep-18	(51,890)
U.K. Gilt 10 yr (Long)	33	5,233,626	5,233,627	Dec-18	(2,628)
U.S. Treasury Bond 30 yr (Long)	6	865,313	865,313	Dec-18	2,801
U.S. Treasury Bond Ultra 30 yr (Long)	15	2,389,688	2,389,688	Dec-18	5,361
U.S. Treasury Note 2 yr (Long)	23	4,861,266	4,861,266	Dec-18	2,470
U.S. Treasury Note 5 yr (Long)	44	4,989,531	4,989,531	Dec-18	6,100
U.S. Treasury Note 10 yr (Long)	47	5,652,484	5,652,484	Dec-18	9,242
U.S. Treasury Note 10 yr (Short)	300	36,079,688	36,079,688	Dec-18	(56,850)

Unrealized appreciation					130,467

Unrealized (depreciation)					(655,115)

Total					$(524,648)

WRITTEN OPTIONS OUTSTANDING at 8/31/18 (premiums $17,052) (Unaudited)

Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value

Citibank, N.A.
SPDR S&P 500 ETF Trust (Call)	Sep-18/$293.50	$9,357,272	$32,232	$22,225
SPDR S&P 500 ETF Trust (Call)	Sep-18/298.00	9,319,241	32,101	7,057

Total				$29,282

TBA SALE COMMITMENTS OUTSTANDING at 8/31/18 (proceeds receivable $5,967,871) (Unaudited)

Agency	Principal amount	Settlement date	Value
Federal National Mortgage Association, 4.00%, 9/1/48	$3,000,000	9/13/18	$3,055,078
Federal National Mortgage Association, 3.00%, 9/1/48	3,000,000	9/13/18	2,903,203

Total			$5,958,281

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$3,359,400	$17,946		$1,371	6/20/23	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$16,932
		6,523,100	34,846		(3,929)	6/20/23	3 month USD-LIBOR-BBA — Quarterly	2.75% — Semiannually	(34,146)
		2,524,800	1,795	(E)	9	9/19/20	3 month USD-LIBOR-BBA — Quarterly	2.875% — Semiannually	1,804
		7,753,200	5,513	(E)	2,401	9/19/20	2.875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,111)
		1,392,800	12,716	(E)	(10,372)	9/19/48	3 month USD-LIBOR-BBA — Quarterly	3.00% — Semiannually	2,345
		174,600	1,594	(E)	1,293	9/19/48	3.00% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(301)
		674,600	755	(E)	678	9/19/23	3 month USD-LIBOR-BBA — Quarterly	2.90% — Semiannually	1,433
		40,049,100	85,265	(E)	67,730	9/19/28	3 month USD-LIBOR-BBA — Quarterly	2.95% — Semiannually	152,993
		7,875,200	16,766	(E)	(8,707)	9/19/28	2.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(25,473)
		30,000	14		—	7/3/28	3 month USD-LIBOR-BBA — Quarterly	2.9245% — Semiannually	38
		120,000	963		(2)	7/26/28	3 month USD-LIBOR-BBA — Semiannually	3.01211% — Quarterly	(1,028)
		173,000	137		(1)	7/26/20	3 month USD-LIBOR-BBA — Quarterly	2.85375% — Semiannually	201
		99,000	97		—	7/30/20	3 month USD-LIBOR-BBA — Quarterly	2.86417% — Semiannually	129
		33,000	8		—	8/14/28	3 month USD-LIBOR-BBA — Quarterly	2.918% — Semiannually	(2)
		99,500	62		(1)	8/21/28	2.928% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(74)
		99,500	78		(1)	8/21/28	2.92978% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(90)
		1,458,000	2,963	(E)	(2,292)	9/19/20	3 month USD-LIBOR-BBA — Quarterly	2.943% — Semiannually	673
		1,453,000	4,538	(E)	2,167	9/19/23	2.943% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,371)
		444,000	673	(E)	195	9/19/28	3 month USD-LIBOR-BBA — Quarterly	2.943% — Semiannually	868
		43,000	117	(E)	(192)	9/19/48	2.943% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(75)

	Total				$50,347				$110,745

(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 (Unaudited)

	Swap counterparty/notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
		$2,000,000	$113,440	$—	7/8/26	(1.76) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$113,440
		23,381,485	24,428,763	—	6/13/19	3 month USD-LIBOR-BBA minus 0.07% — Quarterly	Russell 1000 Total Return Index — Quarterly	(932,550)
		23,381,830	24,233,239	—	6/13/19	(3 month USD-LIBOR-BBA plus 0.10%) — Quarterly	A basket (MLFCF14) of common stocks — Quarterly*	867,172
	Barclays Bank PLC
		328,705	327,301	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,380
		10,823	10,750	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	11
	Citibank, N.A.
		7,018,438	7,034,317	—	11/27/18	3 month USD-LIBOR-BBA plus 0.35% — Quarterly	Russell 1000 Total Return Index — Quarterly	(14,322)
		8,419,260	8,432,524	—	11/27/18	(3 month USD-LIBOR-BBA plus 0.37%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	15,442
	Credit Suisse International
		28,832	28,620	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	6
	JPMorgan Securities LLC
		328,705	327,301	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,380)

	Upfront premium received			—		Unrealized appreciation		997,451

	Upfront premium (paid)			—		Unrealized (depreciation)		(948,252)

			Total	$—			Total	$49,199

*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (MLFCF14) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

Alphabet, Inc. Class A	Information Technology	833	$1,026,408	4.24%
JPMorgan Chase & Co.	Financials	6,169	706,864	2.92%
Apple, Inc.	Information Technology	2,535	576,959	2.38%
Cisco Systems, Inc.	Information Technology	11,416	545,323	2.25%
Verizon Communications, Inc.	Telecommunication Services	9,879	537,127	2.22%
Citigroup, Inc.	Financials	7,426	529,016	2.18%
NVIDIA Corp.	Information Technology	1,869	524,529	2.16%
Boeing Co. (The)	Industrials	1,433	491,194	2.03%
Home Depot, Inc. (The)	Consumer Discretionary	2,369	475,669	1.96%
Amazon.com, Inc.	Consumer Discretionary	215	432,488	1.78%
Microsoft Corp.	Information Technology	3,360	377,425	1.56%
PepsiCo, Inc.	Consumer Staples	2,949	330,355	1.36%
Oracle Corp.	Information Technology	6,754	328,109	1.35%
Valero Energy Corp.	Energy	2,719	320,502	1.32%
Johnson & Johnson	Health Care	2,176	293,116	1.21%
Facebook, Inc. Class A	Information Technology	1,626	285,718	1.18%
Coca-Cola Co. (The)	Consumer Staples	5,837	260,138	1.07%
ConocoPhillips	Energy	3,388	248,799	1.03%
Anthem, Inc.	Health Care	927	245,466	1.01%
Merck & Co., Inc.	Health Care	3,343	229,328	0.95%
Eli Lilly & Co.	Health Care	2,127	224,738	0.93%
Walt Disney Co. (The)	Consumer Discretionary	1,997	223,713	0.92%
Occidental Petroleum Corp.	Energy	2,718	217,086	0.90%
Intuit, Inc.	Information Technology	965	211,679	0.87%
Bristol-Myers Squibb Co.	Health Care	3,394	205,517	0.85%
Amgen, Inc.	Health Care	1,002	200,211	0.83%
Morgan Stanley	Financials	3,934	192,109	0.79%
IBM Corp.	Information Technology	1,310	191,876	0.79%
Honeywell International, Inc.	Industrials	1,203	191,287	0.79%
Northrop Grumman Corp.	Industrials	637	190,219	0.78%
Delta Air Lines, Inc.	Industrials	3,242	189,596	0.78%
Mondelez International, Inc. Class A	Consumer Staples	4,191	179,025	0.74%
Halliburton Co.	Energy	4,305	171,741	0.71%
Walgreens Boots Alliance, Inc.	Consumer Staples	2,449	167,904	0.69%
Ross Stores, Inc.	Consumer Discretionary	1,697	162,518	0.67%
Sysco Corp.	Consumer Staples	2,151	160,921	0.66%
Humana, Inc.	Health Care	482	160,478	0.66%
NetApp, Inc.	Information Technology	1,828	158,656	0.65%
Cigna Corp.	Health Care	841	158,416	0.65%
lululemon athletica, Inc. (Canada)	Consumer Discretionary	957	148,230	0.61%
E*Trade Financial Corp.	Financials	2,506	147,483	0.61%
Palo Alto Networks, Inc.	Information Technology	636	147,086	0.61%
Ford Motor Co.	Consumer Discretionary	15,182	143,926	0.59%
Automatic Data Processing, Inc.	Information Technology	978	143,518	0.59%
Regions Financial Corp.	Financials	7,321	142,471	0.59%
Lockheed Martin Corp.	Industrials	440	140,982	0.58%
Williams Cos., Inc. (The)	Energy	4,727	139,867	0.58%
U.S. Bancorp	Financials	2,549	137,906	0.57%
Cognizant Technology Solutions Corp. Class A	Information Technology	1,704	133,615	0.55%
Prudential Financial, Inc.	Financials	1,347	132,321	0.55%

A BASKET (CGPUTQL2) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

JPMorgan Chase & Co.	Financials	2,071	$237,286	2.81%
Alphabet, Inc. Class A	Information Technology	175	215,961	2.56%
Apple, Inc.	Information Technology	912	207,493	2.46%
Intuit, Inc.	Information Technology	810	177,690	2.11%
Humana, Inc.	Health Care	486	162,008	1.92%
American Express Co.	Financials	1,487	157,570	1.87%
TJX Cos., Inc. (The)	Consumer Discretionary	1,414	155,549	1.84%
McDonald's Corp.	Consumer Discretionary	946	153,529	1.82%
Texas Instruments, Inc.	Information Technology	1,365	153,430	1.82%
Danaher Corp.	Health Care	1,416	146,597	1.74%
Raytheon Co.	Industrials	717	143,067	1.70%
Occidental Petroleum Corp.	Energy	1,771	141,417	1.68%
Pfizer, Inc.	Health Care	3,370	139,939	1.66%
Lowe's Cos., Inc.	Consumer Discretionary	1,260	137,016	1.62%
Cognizant Technology Solutions Corp. Class A	Information Technology	1,740	136,479	1.62%
PNC Financial Services Group, Inc. (The)	Financials	944	135,442	1.61%
Northrop Grumman Corp.	Industrials	440	131,274	1.56%
Exxon Mobil Corp.	Energy	1,609	128,976	1.53%
Constellation Brands, Inc. Class A	Consumer Staples	615	128,108	1.52%
Honeywell International, Inc.	Industrials	778	123,686	1.47%
American Electric Power Co., Inc.	Utilities	1,717	123,163	1.46%
eBay, Inc.	Information Technology	3,517	121,717	1.44%
Kimberly-Clark Corp.	Consumer Staples	952	110,037	1.30%
Norfolk Southern Corp.	Industrials	630	109,573	1.30%
Microsoft Corp.	Information Technology	961	107,955	1.28%
Johnson & Johnson	Health Care	800	107,690	1.28%
Baxter International, Inc.	Health Care	1,407	104,632	1.24%
NetApp, Inc.	Information Technology	1,151	99,894	1.18%
Marathon Petroleum Corp.	Energy	1,211	99,617	1.18%
F5 Networks, Inc.	Information Technology	513	97,008	1.15%
Allstate Corp. (The)	Financials	959	96,454	1.14%
Walt Disney Co. (The)	Consumer Discretionary	842	94,302	1.12%
Duke Energy Corp.	Utilities	1,160	94,275	1.12%
HP, Inc.	Information Technology	3,640	89,719	1.06%
Fidelity National Information Services, Inc.	Information Technology	824	89,140	1.06%
Sysco Corp.	Consumer Staples	1,164	87,072	1.03%
Verizon Communications, Inc.	Telecommunication Services	1,601	87,050	1.03%
Facebook, Inc. Class A	Information Technology	464	81,621	0.97%
Ross Stores, Inc.	Consumer Discretionary	823	78,818	0.93%
General Dynamics Corp.	Industrials	389	75,167	0.89%
Red Hat, Inc.	Information Technology	504	74,420	0.88%
Harris Corp.	Industrials	442	71,908	0.85%
Valero Energy Corp.	Energy	605	71,284	0.85%
Merck & Co., Inc.	Health Care	1,019	69,923	0.83%
Kinder Morgan, Inc.	Energy	3,937	69,685	0.83%
Waste Management, Inc.	Industrials	759	68,979	0.82%
UnitedHealth Group, Inc.	Health Care	253	67,964	0.81%
Fiserv, Inc.	Information Technology	829	66,387	0.79%
CME Group, Inc.	Financials	372	65,044	0.77%
Equity Residential Trust	Real Estate	953	64,545	0.77%

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 (Unaudited)

Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	$2,600,000	$264,802	$—	1/9/23	(2.76%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$(264,802)
	1,600,000	123,421	—	8/8/22	(2.5325%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(123,421)
	700,000	56,267	—	9/10/22	(2.5925%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(56,267)
	3,300,000	341,570	—	2/8/23	(2.81%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(341,570)
	6,900,000	485,229	—	7/19/23	(2.57%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(485,229)
	1,400,000	37,878	—	8/7/25	(1.92%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	37,878
	1,500,000	69,755	—	4/7/26	(1.858%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	69,755
	4,800,000	16,637	—	12/5/26	(2.308%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	16,637
	3,600,000	53,417	—	5/5/27	(2.17%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	53,417
	1,200,000	35,032	—	8/7/27	(2.085%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	35,032
	3,500,000	83,377	(38)	11/7/27	(2.1438%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	83,339
	4,000,000	10,480	(67)	3/7/28	(2.335%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	10,413
	1,400,000	4,852	(24)	4/6/28	(2.3075%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	4,829
	6,000,000	1,188	(100)	7/2/28	(2.356%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	1,087
	1,700,000	5,284	(29)	7/9/28	(2.3875%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(5,312)

Total			$(258)				$(964,214)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 8/31/18 (Unaudited)

	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Barclays Bank PLC
	EM Series 29 Index	BBB-/P	$3,380	$100,000	$5,750	6/20/23	100 bp — Quarterly	$(2,212)
	EM Series 29 Index	BBB-/P	5,080	200,000	11,500	6/20/23	100 bp — Quarterly	(6,014)
	EM Series 29 Index	BBB-/P	6,020	200,000	11,500	6/20/23	100 bp — Quarterly	(5,324)
	EM Series 29 Index	BBB-/P	4,920	300,000	17,250	6/20/23	100 bp — Quarterly	(11,722)
	EM Series 29 Index	BBB-/P	9,330	300,000	17,250	6/20/23	100 bp — Quarterly	(7,312)
	EM Series 29 Index	BBB-/P	201,160	9,400,000	540,500	6/20/23	100 bp — Quarterly	(320,279)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	92	20,000	302	5/11/63	200 bp — Monthly	(202)
	CMBX NA BB.6 Index	BB/P	4,923	20,000	4,168	5/11/63	500 bp — Monthly	774
	CMBX NA BBB-.7 Index	BBB-/P	280	3,000	197	1/17/47	300 bp — Monthly	85
	Credit Suisse International
	CMBX NA A.6 Index	A/P	997	20,000	302	5/11/63	200 bp — Monthly	703
	CMBX NA A.6 Index	A/P	6,699	132,000	1,993	5/11/63	200 bp — Monthly	4,757
	CMBX NA A.7 Index	A-/P	294	8,000	44	1/17/47	200 bp — Monthly	254
	CMBX NA A.7 Index	A-/P	943	24,000	132	1/17/47	200 bp — Monthly	820
	CMBX NA A.7 Index	A-/P	1,040	25,000	138	1/17/47	200 bp — Monthly	912
	CMBX NA BBB-.6 Index	BBB-/P	109	1,000	120	5/11/63	300 bp — Monthly	(11)
	CMBX NA BBB-.6 Index	BBB-/P	380	3,000	360	5/11/63	300 bp — Monthly	22
	CMBX NA BBB-.6 Index	BBB-/P	2,090	18,000	2,160	5/11/63	300 bp — Monthly	(60)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	607	12,000	181	5/11/63	200 bp — Monthly	431
	CMBX NA A.6 Index	A/P	781	15,000	227	5/11/63	200 bp — Monthly	560
	CMBX NA A.6 Index	A/P	759	15,000	227	5/11/63	200 bp — Monthly	539
	CMBX NA A.6 Index	A/P	1,248	19,000	287	5/11/63	200 bp — Monthly	968
	CMBX NA A.6 Index	A/P	1,133	22,000	332	5/11/63	200 bp — Monthly	810
	CMBX NA A.6 Index	A/P	1,186	24,000	362	5/11/63	200 bp — Monthly	833
	CMBX NA A.6 Index	A/P	1,988	31,000	468	5/11/63	200 bp — Monthly	1,532
	CMBX NA A.6 Index	A/P	1,083	35,000	529	5/11/63	200 bp — Monthly	568
	CMBX NA A.6 Index	A/P	1,820	58,000	876	5/11/63	200 bp — Monthly	966
	CMBX NA A.6 Index	A/P	3,736	62,000	936	5/11/63	200 bp — Monthly	2,824
	CMBX NA A.6 Index	A/P	3,359	66,000	997	5/11/63	200 bp — Monthly	2,388
	CMBX NA BBB-.6 Index	BBB-/P	52	1,000	120	5/11/63	300 bp — Monthly	(67)
	CMBX NA BBB-.6 Index	BBB-/P	317	4,000	480	5/11/63	300 bp — Monthly	(161)
	CMBX NA BBB-.6 Index	BBB-/P	613	9,000	1,080	5/11/63	300 bp — Monthly	(462)
	CMBX NA BBB-.6 Index	BBB-/P	1,056	9,000	1,080	5/11/63	300 bp — Monthly	(19)
	CMBX NA BBB-.6 Index	BBB-/P	1,303	12,000	1,440	5/11/63	300 bp — Monthly	(130)
	CMBX NA BBB-.6 Index	BBB-/P	1,298	12,000	1,440	5/11/63	300 bp — Monthly	(135)
	CMBX NA BBB-.6 Index	BBB-/P	1,266	15,000	1,800	5/11/63	300 bp — Monthly	(525)
	CMBX NA BBB-.6 Index	BBB-/P	1,941	23,000	2,760	5/11/63	300 bp — Monthly	(806)
	CMBX NA BBB-.6 Index	BBB-/P	4,261	35,000	4,200	5/11/63	300 bp — Monthly	82
	CMBX NA BBB-.6 Index	BBB-/P	8,253	88,000	10,560	5/11/63	300 bp — Monthly	(2,255)
	CMBX NA BBB-.6 Index	BBB-/P	8,194	109,000	13,080	5/11/63	300 bp — Monthly	(4,823)
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	1,059	5,000	1,042	5/11/63	500 bp — Monthly	22
	CMBX NA BB.6 Index	BB/P	1,270	6,000	1,250	5/11/63	500 bp — Monthly	25
	CMBX NA A.6 Index	A/P	717	14,000	211	5/11/63	200 bp — Monthly	511
	CMBX NA A.6 Index	A/P	362	21,000	317	5/11/63	200 bp — Monthly	53
	CMBX NA A.6 Index	A/P	1,114	22,000	332	5/11/63	200 bp — Monthly	790
	CMBX NA A.6 Index	A/P	1,155	35,000	529	5/11/63	200 bp — Monthly	640
	CMBX NA A.6 Index	A/P	2,118	36,000	544	5/11/63	200 bp — Monthly	1,589
	CMBX NA A.6 Index	A/P	2,538	41,000	619	5/11/63	200 bp — Monthly	1,934
	CMBX NA A.6 Index	A/P	1,205	42,000	634	5/11/63	200 bp — Monthly	587
	CMBX NA A.6 Index	A/P	1,613	49,000	740	5/11/63	200 bp — Monthly	892
	CMBX NA A.6 Index	A/P	1,900	58,000	876	5/11/63	200 bp — Monthly	1,046
	CMBX NA A.6 Index	A/P	1,773	63,000	951	5/11/63	200 bp — Monthly	846
	CMBX NA A.6 Index	A/P	3,188	72,000	1,087	5/11/63	200 bp — Monthly	2,129
	CMBX NA A.6 Index	A/P	12,776	212,000	3,201	5/11/63	200 bp — Monthly	9,657
	CMBX NA A.6 Index	A/P	21,201	701,000	10,585	5/11/63	200 bp — Monthly	10,889
	CMBX NA BBB-.6 Index	BBB-/P	794	7,000	840	5/11/63	300 bp — Monthly	(41)
	CMBX NA BBB-.6 Index	BBB-/P	1,125	9,000	1,080	5/11/63	300 bp — Monthly	50
	CMBX NA BBB-.6 Index	BBB-/P	2,008	18,000	2,160	5/11/63	300 bp — Monthly	(142)
	CMBX NA BBB-.6 Index	BBB-/P	2,112	19,000	2,280	5/11/63	300 bp — Monthly	(157)
	CMBX NA BBB-.6 Index	BBB-/P	4,311	36,000	4,320	5/11/63	300 bp — Monthly	12
	CMBX NA BBB-.6 Index	BBB-/P	4,812	45,000	5,400	5/11/63	300 bp — Monthly	(561)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.6 Index	BB/P	1,473	6,000	1,250	5/11/63	500 bp — Monthly	229
	CMBX NA BB.6 Index	BB/P	3,203	13,000	2,709	5/11/63	500 bp — Monthly	507

	Upfront premium received		367,818			Unrealized appreciation		53,236

	Upfront premium (paid)		—			Unrealized (depreciation)		(363,420)

	Total		$367,818				Total	$(310,184)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 31, 2018. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 8/31/18 (Unaudited)

	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(22)	$3,000	$17	1/17/47	(200 bp) — Monthly	$(7)
	CMBX NA BB.7 Index	(1,413)	7,000	890	1/17/47	(500 bp) — Monthly	(529)
	CMBX NA BB.7 Index	(1,099)	7,000	890	1/17/47	(500 bp) — Monthly	(216)
	CMBX NA BB.7 Index	(1,143)	7,000	890	1/17/47	(500 bp) — Monthly	(259)
	CMBX NA BB.9 Index	(1,393)	9,000	1,373	9/17/58	(500 bp) — Monthly	(29)
	CMBX NA BB.9 Index	(1,386)	9,000	1,373	9/17/58	(500 bp) — Monthly	(23)
	CMBX NA BB.9 Index	(626)	4,000	610	9/17/58	(500 bp) — Monthly	(20)
	Credit Suisse International
	CMBX NA BB.7 Index	(2,348)	133,000	27,717	5/11/63	(500 bp) — Monthly	25,240
	CMBX NA BB.7 Index	(2,138)	13,000	1,654	1/17/47	(500 bp) — Monthly	(497)
	CMBX NA BB.9 Index	(2,235)	14,000	2,135	9/17/58	(500 bp) — Monthly	(113)
	CMBX NA BB.9 Index	(616)	4,000	610	9/17/58	(500 bp) — Monthly	(10)
	CMBX NA BB.9 Index	(313)	2,000	305	9/17/58	(500 bp) — Monthly	(10)
	CMBX NA BBB-.7 Index	(78)	1,000	66	1/17/47	(300 bp) — Monthly	(13)
	Goldman Sachs International
	CMBX NA BB.6 Index	(2,557)	25,000	5,210	5/11/63	(500 bp) — Monthly	2,628
	CMBX NA BB.7 Index	(303)	2,000	254	1/17/47	(500 bp) — Monthly	(50)
	CMBX NA BB.7 Index	(6,904)	34,000	4,325	1/17/47	(500 bp) — Monthly	(2,612)
	CMBX NA BB.7 Index	(2,130)	13,000	1,654	1/17/47	(500 bp) — Monthly	(489)
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(958)	6,000	763	1/17/47	(500 bp) — Monthly	(201)
	CMBX NA BB.7 Index	(799)	5,000	636	1/17/47	(500 bp) — Monthly	(168)
	CMBX NA A.7 Index	(1,138)	54,000	297	1/17/47	(200 bp) — Monthly	(862)
	CMBX NA BB.6 Index	(399)	3,000	625	5/11/63	(500 bp) — Monthly	223
	CMBX NA BB.6 Index	(281)	2,000	417	5/11/63	(500 bp) — Monthly	134
	CMBX NA BB.7 Index	(8,388)	49,000	6,233	1/17/47	(500 bp) — Monthly	(2,203)
	CMBX NA BB.7 Index	(1,786)	11,000	1,399	1/17/47	(500 bp) — Monthly	(398)
	CMBX NA BB.7 Index	(1,565)	10,000	1,272	1/17/47	(500 bp) — Monthly	(303)
	CMBX NA BB.7 Index	(1,620)	9,000	1,145	1/17/47	(500 bp) — Monthly	(484)
	CMBX NA BB.7 Index	(1,099)	7,000	890	1/17/47	(500 bp) — Monthly	(216)
	CMBX NA BB.7 Index	(973)	5,000	636	1/17/47	(500 bp) — Monthly	(342)
	CMBX NA BBB-.7 Index	(67)	1,000	66	1/17/47	(300 bp) — Monthly	(2)
	Merrill Lynch International
	CMBX NA BB.7 Index	(4,337)	25,000	3,180	1/17/47	(500 bp) — Monthly	(1,181)
	CMBX NA BB.9 Index	(1,564)	10,000	1,525	9/17/58	(500 bp) — Monthly	(49)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.7 Index	(2,614)	13,000	1,654	1/17/47	(500 bp) — Monthly	(973)
	CMBX NA BB.7 Index	(2,121)	11,000	1,399	1/17/47	(500 bp) — Monthly	(733)
	CMBX NA BB.7 Index	(1,214)	6,000	763	1/17/47	(500 bp) — Monthly	(454)

	Upfront premium received	—				Unrealized appreciation	28,225

	Upfront premium (paid)	(57,627)				Unrealized (depreciation)	(13,446)

	Total	$(57,627)				Total	$14,779

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 8/31/18 (Unaudited)

	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 30 Index	B+/P	$(184,947)	$3,107,000	$214,675	6/20/23	500 bp — Quarterly	$61,229
	NA Investment Grade Index	BBB+/P	(72,532)	4,400,000	78,034	6/20/23	100 bp — Quarterly	13,675

	Total		$(257,479)					$74,904

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 31, 2018. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 8/31/18 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 30 Index	$886,003	$14,199,000	$981,066	6/20/23	(500 bp) -- Quarterly	$(239,024)

	Total	$886,003					$(239,024)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
PJSC	Public Joint Stock Company
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2018 through August 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $154,545,748.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 5/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/18

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$144,050	$1,226,290	$700,194	$1,457	$670,146
	Putnam Short Term Investment Fund**	19,395,321	6,986,842	8,173,116	131,500	18,209,047

	Total Short-term investments	$19,539,371	$8,213,132	$8,873,310	$132,957	$18,879,193
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $670,146, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $658,248.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $859,313.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $720,875.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,177,844.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $12,261,593 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	79.0%
	United Kingdom	3.6
	Japan	2.5
	Switzerland	1.8
	China	1.5
	France	1.5
	Australia	1.1
	Canada	0.9
	Germany	0.8
	South Korea	0.8
	Brazil	0.7
	Sweden	0.6
	Spain	0.5
	Taiwan	0.5
	Netherlands	0.5
	Other	3.7

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, to gain exposure to specific sectors or industries and to generate additional income for the portfolio.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $779,133 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $720,875 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$2,649,065	$—	$—
Capital goods	5,230,662	—	—
Communication services	2,275,337	—	—
Conglomerates	1,110,955	—	—
Consumer cyclicals	8,631,014	—	—
Consumer staples	5,906,964	—	—
Energy	4,070,807	—	7,798
Financials	18,522,862	—	—
Health care	8,007,711	—	—
Technology	13,837,510	—	—
Transportation	1,546,456	—	—
Utilities and power	2,756,791	—	—
Total common stocks	74,546,134	—	7,798
Asset-backed securities	—	1,279,482	—
Commodity linked notes	—	12,984,115	—
Convertible bonds and notes	—	23,515	—
Convertible preferred stocks	—	57,414	—
Corporate bonds and notes	—	35,560,126	5
Foreign government and agency bonds and notes	—	838,830	—
Investment companies	824,649	—	—
Mortgage-backed securities	—	4,414,952	—
Purchased options outstanding	—	652,106	—
Senior loans	—	760,153	—
U.S. government and agency mortgage obligations	—	17,257,133	—
Warrants	135	100,413	—
Short-term investments	18,559,047	4,487,862	—

Totals by level	$93,929,965	$78,416,101	$7,803

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(145,589)	$—
Futures contracts	(524,648)	—	—
Written options outstanding	—	(29,282)	—
TBA sale commitments	—	(5,958,281)	—
Interest rate swap contracts	—	60,398	—
Total return swap contracts	—	(914,757)	—
Credit default contracts	—	(1,398,240)	—

Totals by level	$(524,648)	$(8,385,751)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$404,789	$1,803,029
Foreign exchange contracts	383,077	528,666
Equity contracts	1,736,705	1,537,184
Interest rate contracts	576,698	1,431,854

Total	$3,101,269	$5,300,733

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$160,000
Written equity option contracts (contract amount)		$65,000
Futures contracts (number of contracts)		700
Forward currency contracts (contract amount)		$90,400,000
Centrally cleared interest rate swap contracts (notional)		$74,700,000
OTC total return swap contracts (notional)		$65,800,000
Centrally cleared total return swap contracts (notional)		$45,500,000
OTC credit default contracts (notional)		$13,400,000
Centrally cleared credit default contracts (notional)		$24,000,000
Warrants (number of warrants)		14,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: October 29, 2018